Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Entity Registrant Name	Box Ships Inc.
Entity Central Index Key	0001504795
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	20,926,715
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 7,141,452	$ 7,150,155
Restricted cash	5,740,000	4,740,000
Trade receivables	487,950	653,265
Prepaid expenses and other receivables	488,289	616,012
Due from related parties	3,987,430	1,855,151
Inventories	1,733,045	1,280,208
Total current assets	19,578,166	16,294,791
FIXED ASSETS:
Vessels, net	401,106,072	366,693,595
Other fixed assets, net	222,362	275,752
Total fixed assets	401,328,434	366,969,347
OTHER NON-CURRENT ASSETS:
Intangible assets	17,878,888	10,386,137
Other assets	2,018,381	2,500,611
Restricted cash	4,260,000	5,260,000
Total Assets	445,063,869	401,410,886
CURRENT LIABILITIES:
Trade accounts payable	2,197,629	938,027
Accrued expenses	1,913,336	1,553,371
Interest Rate Swaps	397,964	0
Due to related parties	35,834	928,662
Deferred income	946,614	1,237,708
Current portion of long-term debt	22,700,000	17,700,000
Loan due to a related party	14,000,000	0
Dividends on preferred shares payable	468,506	0
Total current liabilities	42,659,883	22,357,768
LONG-TERM LIABILITIES:
Long-term debt	179,550,000	178,500,000
Loan due to a related party	0	15,000,000
Interest rate swaps	253,932	0
Below-market acquired time charters	1,820,771	3,192,041
Total long-term liabilities	181,624,703	196,692,041
Total liabilities	224,284,586	219,049,809
COMMITMENTS AND CONTINGENCIES	0	0
STOCKHOLDERS' EQUITY:
Common stock, par value $0.01; 475,000,000 shares authorized; 16,317,000 and 20,926,715 shares issued and outstanding at December 31, 2011 and 2012, respectively	209,267	163,170
Preferred stock, par value $0.01; 25,000,000 shares authorized; 0 and 640,692 shares issued and outstanding at December 31, 2011 and 2012, respectively	6,407	0
Additional paid-in capital	218,810,448	176,496,943
Accumulated other comprehensive loss	(651,896)	0
Retained earnings	2,405,057	5,700,964
Total stockholders' equity	220,779,283	182,361,077
Total Liabilities and Stockholders' Equity	$ 445,063,869	$ 401,410,886

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS - Parentheticals [Abstract]
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	475,000,000	475,000,000
Common stock shares issued	20,926,715	16,317,000
Common stock shares outstanding	20,926,715	16,317,000
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	25,000,000	25,000,000
Preferred stock shares issued	640,692	0
Preferred stock shares outstanding	640,692	0

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
REVENUES:
Time charter revenues	$ 0	$ 67,317,050	$ 39,134,328
Commissions	0	(562,340)	(368,434)
Commissions-related party	0	(866,568)	(493,232)
Net Revenues	0	65,888,142	38,272,662
EXPENSES:
Voyage expenses	0	2,522,736	486,158
Vessels operating expenses	0	15,774,453	8,170,703
Vessels operating expenses - related party	0	512,579	246,744
Dry-docking expenses	0	1,986,897	0
Dry-docking expenses, related party	0	75,493	0
Management fees charged by a related party	0	2,370,144	1,350,685
Depreciation	0	15,027,280	8,050,079
General and administrative expenses	2,051	3,080,971	1,057,119
General and administrative expenses - related party	0	2,839,865	1,443,350
Operating (loss) / income	(2,051)	21,697,724	17,467,824
OTHER INCOME / (EXPENSES):
Interest and finance costs	(108)	(7,814,228)	(4,070,152)
Interest and finance costs - related party	0	(675,856)	(508,019)
Interest income	0	16,796	10,444
Foreign currency (loss) / gain, net	(1,663)	(48,272)	53,289
Total other expenses, net	(1,771)	(8,521,560)	(4,514,438)
NET (LOSS) / INCOME	(3,822)	13,176,164	12,953,386
Other Comprehensive Loss
Unrealized loss on cash flow hedges	0	(651,896)	0
Total Other Comprehensive Loss	0	(651,896)	0
COMPREHENSIVE (LOSS) / INCOME	$ (3,822)	$ 12,524,268	$ 12,953,386
(Loss) / Earnings per capital stock / common share, basic	$ (38.22)	$ 0.56	$ 0.83
(Loss) / Earnings per capital stock / common share, diluted	$ (38.22)	$ 0.54	$ 0.83
Weighted average number of capital stock / common shares outstanding, basic	100	17,980,980	15,433,519
Weighted average number of capital stock / common shares outstanding, diluted	100	20,396,633	15,433,519

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Capital Stock	Common Stock	Preferred Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Retained Earnings
BALANCE, value, at May. 19, 2010	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
BALANCE, shares, at May. 19, 2010		0	0	0
Issuance of capital stock, value		0
Issuance of capital stock, shares		100
Total comprehensive income / (loss)	(3,822)						(3,822)
BALANCE, value, at Dec. 31, 2010	(3,822)	0	0	0	0	0	(3,822)
BALANCE, shares, at Dec. 31, 2010		100	0	0
Cancellation of capital stock		(100)
Issuance of common shares, net of issuance costs, value	176,338,010		160,000		176,178,010
Issuance of common shares, net of issuance costs, shares			16,000,000
Share-based compensation, value	322,103		3,170		318,933
Share-based compensation, shares			317,000
Total comprehensive income / (loss)	12,953,386						12,953,386
Dividends paid on common shares ($0.45 per share in 2011 and $1.08 per share in 2012)	(7,248,600)						(7,248,600)
BALANCE, value, at Dec. 31, 2011	182,361,077	0	163,170	0	176,496,943	0	5,700,964
BALANCE, shares, at Dec. 31, 2011		0	16,317,000	0
Issuance of preferred stock, net of issuance costs, value	38,395,557			13,333	38,382,224
Issuance of preferred stock, net of issuance costs, shares				1,333,333
Issuance of common shares, net of issuance costs, value	28,049,374		42,857		28,006,517
Issuance of common shares, net of issuance costs, shares			4,285,715
Redemption of preferred stock, value	(20,779,230)			(6,926)	(19,009,793)		(1,762,511)
Redemption of preferred stock, shares				(692,641)
Share-based compensation, value	1,225,276		3,240		1,222,036
Share-based compensation, shares			324,000
Total comprehensive income / (loss)	12,524,268					(651,896)	13,176,164
Dividends paid on common shares ($0.45 per share in 2011 and $1.08 per share in 2012)	(19,758,523)				(6,287,479)		(13,471,044)
Dividends on preferred shares	(1,238,516)						(1,238,516)
BALANCE, value, at Dec. 31, 2012	$ 220,779,283	$ 0	$ 209,267	$ 6,407	$ 218,810,448	$ (651,896)	$ 2,405,057
BALANCE, shares, at Dec. 31, 2012		0	20,926,715	640,692

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - Parentheticals [Abstract]
Dividend per common share paid	$ 1.08	$ 0.45

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Net (loss) / income	$ (3,822)	$ 13,176,164	$ 12,953,386
Adjustments to reconcile net (loss) / income to net cash provided by operating activities:
Depreciation	0	15,027,280	8,050,079
Amortization of intangibles	0	4,184,861	1,054,959
Amortization of financing costs	0	601,304	322,952
Share-based compensation	0	1,225,276	322,103
Changes in assets and liabilities:
Trade receivables	0	165,315	(653,265)
Prepaid expenses and other receivables	0	127,723	(616,012)
Due from related parties	0	(2,132,279)	(1,855,151)
Inventories	0	(337,318)	(1,232,576)
Other assets	0	0	(2,618)
Trade accounts payable	0	1,294,345	851,925
Accrued expenses	0	383,184	1,352,307
Due to related parties	3,822	(892,828)	93,612
Deferred income	0	(291,094)	1,237,708
Net Cash from Operating Activities	0	32,531,933	21,879,409
Cash Flows from Investing Activities:
Acquisition of vessels, attached intangibles and related capital expenditures	0	(62,413,713)	(328,521,029)
Other fixed assets acquired	0	(6,842)	(293,080)
Increase in restricted cash	0	0	(10,000,000)
Net Cash used in Investing Activities	0	(62,420,555)	(338,814,109)
Cash Flows from Financing Activities:
Proceeds from long-term debt	0	25,000,000	204,250,000
Proceeds from long-term loan from a related party	0	0	30,000,000
Repayment of long-term debt	0	(18,950,000)	(8,050,000)
Repayment of long-term loan from a related party	0	(1,000,000)	(15,000,000)
Payment of financing costs	0	(327,820)	(2,581,410)
Proceeds from the issuance of common shares	0	28,539,005	123,182,340
Proceeds from the issuance of preferred shares	0	38,499,990	0
Payment of other offering costs	0	(573,493)	(467,475)
Redemption of preferred shares	0	(20,779,230)	0
Dividends paid on common shares	0	(19,758,523)	(7,248,600)
Dividends paid on preferred shares	0	(770,010)	0
Net Cash from Financing Activities	0	29,879,919	324,084,855
Net increase / (decrease) in cash and cash equivalents	0	(8,703)	7,150,155
Cash and cash equivalents at the beginning of the period / year	0	7,150,155	0
Cash and cash equivalents at the end of the period / year	0	7,141,452	7,150,155
Supplemental disclosure of cash flow information
Cash paid during the period / year for interest	0	7,221,373	3,281,283
Non cash Financing and Investing activities:
Dividends on preferred shares	0	468,506	0
Non-cash financing activities (represent offering costs)	425,142	0	1,070,763
Fair value consideration of shares issued for vessels acquisitions	$ 0	$ 0	$ 54,454,373

Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2012
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1.Basis of Presentation and General Information

Box Ships Inc. (“Box Ships”) was incorporated on May 19, 2010, under the laws of the Republic of the Marshall Islands, as a wholly owned subsidiary of Paragon Shipping Inc. (NYSE: PRGN) (“Paragon”). Box Ships has a fiscal year end of December 31, and was formed to own and employ containerships. As of December 31, 2010, Paragon owned 100% of the capital stock of Box Ships.

On April 19, 2011, Box Ships completed its initial public offering (“IPO”) of 11,000,000 shares of its common stock, par value $0.01 per share, at $12.00 per share on the New York Stock Exchange (“NYSE”). Its shares are listed under the symbol “TEU”. At the closing of the IPO, Paragon surrendered the 100 shares of capital stock of Box Ships, which were then cancelled.

On July 18, 2012, Box Ships completed a public offering of 4,285,715 common shares at a public offering price of $7.00 per share.

As of December 31, 2012, Paragon and Mr. Michael Bodouroglou, the Company’s Chairman, President and Chief Executive Officer, beneficially owned approximately 16.4% and 11.4%, respectively, of the Company’s outstanding common stock and have the ability to exercise influence over the Company’s operations.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and present the results of operations and cash flows for the period from May 19, 2010 (inception) to December 31, 2010 of Box Ships Inc. and the consolidated financial statements of Box Ships Inc. and its wholly-owned subsidiaries (collectively the “Company”) listed below as of December 31, 2011 and 2012 and for the years then ended. In the opinion of the management of the Company, all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of financial position, operating results and cash flows have been included in the accompanying consolidated financial statements.

i) Vessel owning subsidiaries:

Vessel Owning Company	Company Acquisition Date	Vessel Acquisition Date	Vessel’s Name	Built	TEU4
Polyaristi Navigation Co.1	April 20, 2011	April 29, 2011	Box Voyager	2010	3,426
Efploias Shipping Co. 1	April 20, 2011	April 29, 2011	Box Trader	2010	3,426
Tacita Oceanway Carrier Co. 1	April 20, 2011	May 19, 2011	CMA CGM Kingfish	2007	5,095
Alaqua Marine Ltd. 1	May 2, 2011	May 31, 2011	CMA CGM Marlin	2007	5,095
Aral Sea Shipping S.A. 1	April 20, 2011	May 19, 2011	Maersk Diadema (formerly the MSC Siena)	2006	4,546
Amorita Development Inc.1	April 20, 2011	May 9, 2011	Maule	2010	6,589
Lawry Shipping Ltd2	June 7, 2011	August 3, 2011	MSC Emma	2004	5,060
Triton Shipping Limited3	June 11, 2012	June 25, 2012	OOCL Hong Kong	1995	5,344
Rosetta Navigation Corp. Limited3	June 11, 2012	July 5, 2012	OOCL China	1996	5,344

ii) Non-vessel owning subsidiary - dormant:

Ardal International Co.2

1 Incorporated in Liberia.

2 Incorporated in Marshall Islands.

3 Incorporated in Hong Kong.

4 TEU: A 20-foot equivalent unit, the international standard measure for containers and containership capacity.

The Company is engaged in the transportation of containers worldwide through the ownership and operation of containership vessels. The Company outsources the technical and commercial management of its vessels to Allseas Marine S.A. ("Allseas"), a related party wholly owned by Mr. Michael Bodouroglou, the Company's Chairman, President and Chief Executive Officer.

The following charterers individually accounted for more than 10% of the Company’s time charter revenue for the years ended December 31, 2011 and 2012:

	% of time charter revenue
Charterer	2011	2012
Compania Sud Americana De Vapores S.A.	47%	31%
CMA CGM	26%	24%
A.P. Moller - Maersk A/S	16%	15%
Mediterranean Shipping Co. S.A.	11%	15%
Orient Overseas Container Line Limited	-	14%

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Significant Accounting Policies

2.Significant Accounting Policies

(a)Principles of Consolidation: The consolidated financial statements incorporate the financial statements of the Company. Income and expenses of subsidiaries acquired or disposed of during the period are included in the consolidated statement of comprehensive income from the effective date of acquisition and up to the effective date of disposal, as appropriate. All intercompany balances and transactions have been eliminated.

(b)Use of Estimates: The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c)Other Comprehensive Income / (Loss): The Company follows the accounting guidance relating to Comprehensive Income, which requires separate presentation of certain transactions that are recorded directly as components of stockholders’ equity. The Company has elected to present net income and other comprehensive income in a single continuous statement of income and comprehensive income in its financial statements.

(d)Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar. For other than derivative instruments, each asset, liability, revenue, expense, gain or loss arising from a foreign currency transaction is measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. As of balance sheet date, monetary assets and liabilities that are denominated in a currency other than the functional currency are adjusted to reflect the exchange rate prevailing at the balance sheet date and any gains or losses are included in the statement of comprehensive income. As of December 31, 2011 and 2012, the Company had no foreign currency derivative instruments.

(e)Cash and cash equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

(f)Restricted Cash: Restricted cash represents pledged cash deposits or minimum liquidity required to be maintained under the Company’s borrowing arrangements. The minimum liquidity requirements per vessel with an obligation to retain such funds with a specific bank and pledged accounts which are not expected to be terminated within the next twelve months are classified as non-current assets, whereas the remaining portion to the minimum liquidity on a group level, and amounts held in retention accounts for short-term debt service purposes, are classified as current assets.

(g)Trade Receivables: Trade receivables reflect receivables from time charters, net of an allowance for doubtful accounts. At the balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. Provision for doubtful accounts for the periods presented was $0.

(h)Inventories: Inventories consist of lubricants and stores on board the vessels. When vessels are unemployed or are operating in the spot market, bunkers on board are recorded in inventories. Inventories are stated at the lower of cost or market. Cost is determined by the first in, first out method.

(i)Vessel Cost: Vessels are stated at cost, which consists of the contract price, less discounts, plus any direct expenses incurred upon acquisition, including improvements, commission paid, delivery expenses and other expenditures to prepare the vessel for her initial voyage. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Repairs and maintenance are expensed as incurred.

(j)Impairment of Long-Lived Assets: The Company reviews its long-lived assets “held and used” for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of future undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for an impairment loss. The Company measures an impairment loss as the difference between the carrying value of the asset and its fair value. In this respect, management regularly reviews the carrying amount of the vessels in connection with the estimated recoverable amount for each of the Company’s vessels.

(k)Vessel Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage value. Each vessel's salvage value is equal to the product of its lightweight tonnage and estimated scrap rate, which is estimated to be $150 per lightweight ton.

Management estimates the useful life of the Company's vessels to be 30 years from the date of initial delivery from the shipyard, including secondhand vessels. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

(l)Dry-Docking and Special Survey Costs: Dry-docking and special survey costs are expensed in the period incurred.

(m)Above / Below Market Acquired Time Charters / Other Intangible Assets: When vessels are acquired with time charters attached and the charter rate on such charters is above or below the prevailing market rates at the time of acquisition, or in certain instances with attached manning agreements below prevailing market rates, the Company allocates the purchase price of the vessel and the attached time charter / manning agreement on a relative fair value basis.

The fair value of the attached time charter is computed as the present value of the difference between the contractual amount to be received over the term of the time charter and management's estimate of the then current market charter rate for an equivalent vessel at the time of acquisition. The asset or liability recorded is amortized or accreted over the remaining period of the time charter as a reduction or addition, respectively, to time charter revenue.

Other intangible assets relate to attached crew manning agreements providing that the charterer will be responsible for the crew cost during the term of the charter. The fair value of the attached manning agreements is computed as the present value of the crew cost savings. The asset recorded is amortized over the remaining period of the time charters as an addition to vessels operating expenses.

(n)Financing Costs: Financing fees incurred for obtaining new loans and credit facilities are deferred and amortized to interest expense over the respective loan or credit facility using the effective interest rate method. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period the repayment or refinancing is made, subject to the accounting guidance regarding debt extinguishment. Any unamortized balance of costs related to credit facilities repaid is expensed in the period. Any unamortized balance of costs relating to credit facilities refinanced are deferred and amortized over the term of the respective credit facility in the period the refinancing occurs, subject to the provisions of the accounting guidance relating to Debt – Modifications and Extinguishments. The unamortized financing costs are reflected in Other Assets in the accompanying balance sheets.

(o)Pension and Retirement Benefit Obligations—Crew: The vessel owning companies employ the crew on board under short-term contracts (usually up to nine months) and, accordingly, they are not liable for any pension or post-retirement benefits.

(p)Revenue and Expenses:

Revenue is recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured.

Time Charter Revenue: Time charter revenues are recorded ratably over the term of the charter as service is provided, including the amortization/accretion of the above/below market acquired time charters where applicable. Time charter revenues received in advance of the provision of charter service are recorded as deferred income, and recognized when the charter service is rendered.

Commissions: Charter hire commissions are deferred and amortized over the related charter period and are presented as a separate line item in revenues to arrive at net revenues.

Vessel Operating Expenses: Vessel operating expenses are accounted for as incurred on the accrual basis. Vessel operating expenses include crew wages and related costs, the cost of insurance, expenses relating to repairs and maintenance, the cost of spares and consumable stores, and other miscellaneous expenses.

(q)Repairs and Maintenance: All repair and maintenance expenses, including underwater inspection costs, are expensed in the period incurred. Such costs are included in vessel operating expenses.

(r)Share Based Compensation: Share based payments to employees and directors are recognized in the statement of comprehensive income based on their grant date fair values and amortized over the required service period.

(s)Segment Reporting: The Company reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers (i.e., spot vs. time charters) or by geographical region as the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable. The Company does not have discrete financial information to evaluate the operating results for each type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the Chief Executive Officer being the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it operates under one reportable segment.

(t)Derivatives: The Company enters into interest rate swap agreements to manage its exposure to fluctuations of interest rate risk associated with its borrowings. All derivatives are recognized in the consolidated financial statements at their fair value. The fair value of the interest rate derivatives is based on a discounted cash flow analysis. When such derivatives do not qualify for hedge accounting, the Company recognizes their fair value changes in current period earnings. When the derivatives qualify for hedge accounting, the Company recognizes the effective portion of the gain or loss on the hedging instrument directly in other comprehensive income / (loss), while the ineffective portion, if any, is recognized immediately in current period earnings. The Company, at the inception of the transaction, documents the relationship between the hedged item and the hedging instrument, as well as its risk management objective and the strategy of undertaking various hedging transactions. The Company also assesses at hedge inception of whether the hedging instruments are highly effective in offsetting changes in the cash flows of the hedged items.

The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no longer meets the criteria for hedge accounting or designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in current period earnings. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to current period earnings as financial income or expense.

(u)Fair value of financial instruments: The fair value of the interest rate derivatives is based on a discounted cash flow analysis.

In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at fair value in one of the following three categories:

Level 1:Quoted market prices in active markets for identical assets or liabilities

Level 2:Observable market based inputs or unobservable inputs that are corroborated by market data

Level 3:Unobservable inputs that are not corroborated by market data.

(v)Earnings per Share (EPS): The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period determined using the two-class method of computing earnings per share. Non-vested share awards issued are included in the two-class method and income attributable to non-vested share awards is deducted from the net income reported for purposes of calculating net income available to common shareholders used in the computation of basic earnings per share. The dividends recorded in the financial statements that are applicable to the 9.75% Series B-1 Cumulative Redeemable Perpetual Preferred Shares (the “Series B-1 Preferred Shares”), discussed in Note 10, reduce the income available to common shareholders, even if not declared, since the dividends are cumulative. In the event of redemption of preferred stock, the difference between the fair value of the consideration transferred to the holders of the preferred stock and the carrying amount of the preferred stock, net of issuance costs, is subtracted from net income to arrive at income available to common shareholders. The computation of diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised. Such securities include non vested stock awards for which the assumed proceeds upon grant are deemed to be the amount of compensation cost attributable to future services and are not yet recognized and common shares issuable upon exercise of the Company’s outstanding warrants, to the extent that they are dilutive, using the treasury method. The if-converted method is used to compute the dilutive effect of the Company’s Series B-1 Preferred Shares. Under this method, dividends attributable to the Series B-1 Preferred Shares are added back to income available to common shareholders and the Series B-1 Preferred Shares are assumed to have been converted at the share price applicable at the end of the period. The if-converted method is applied to the computation of diluted EPS only if the effect is dilutive.

(w)Dividends: The Company records dividends to common shareholders on the date the dividends are declared. Dividends on Series B-1 Preferred Shares are cumulative and are recorded on an accrual basis. Dividends are recorded in equity by charges against retained earnings or, in the absence of retained earnings on the date of recording, by charges against additional paid-in capital.

(x)Deferred Registration / Offering Costs: Deferred Registration / Offering costs represent costs associated with preparing the Company for a public offering. Such costs consist primarily of professional fees. These costs offset proceeds received from the proposed offering. However, if the offering is aborted or delayed, such costs are expensed. The deferred registration / offering costs are reflected in Other Assets in the accompanying balance sheets.

(y)Recent Accounting Pronouncements: There are no recent accounting pronouncements the adoption of which would have a material effect on the Company’s consolidated financial statements in the current period or expected to have an impact on future periods.

Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Transactions with Related Parties [Abstract]
Transactions with related parties

3.Transactions with Related Parties

(a)Paragon Shipping Inc.: Box Ships Inc. was formed by Paragon on May 19, 2010, to specialize in the container shipping industry. Paragon paid on behalf of the Company for the pre-offering costs relating to the listing of the Company’s shares on NYSE in April 2011, which were reimbursable to Paragon, along with other minor operating expenses relating to the sale of Box Voyager, Box Trader and CMA CGM Kingfish to the Company. As of December 31, 2011 and 2012, Paragon had 21.1% and 16.4% interest in Box Ships Inc., respectively. The amount due to Paragon, as of December 31, 2011, of $924,058 was fully repaid in July 2012. In addition, in 2011, Paragon granted the Company an unsecured loan (Note 7(f)). Interest charged on the loan during 2011 and 2012 amounted to $508,019 and $675,856, respectively.

(b)Granitis Glyfada Real Estate Ltd. ("Granitis") - Leasing: On June 1, 2011, the Company entered into a rental agreement to lease office space in Athens, Greece, with Granitis, a company beneficially owned by the Company’s Chairman, President and Chief Executive Officer. The monthly rental was €500 (or $660 using an exchange rate of $1.3194:€1.00, the U.S. dollar/Euro exchange rate as of December 31, 2012, according to Bloomberg) plus 3.6% tax. The term of the lease was for 1 year beginning June 1, 2011 and expiring on May 31, 2012. On June 26, 2012, the rental agreement was extended for 1 year beginning on June 1, 2012 and expiring on May 31, 2013. The monthly rental is €1,000 (or $1,319 using an exchange rate of $1.3194:€1.00, the U.S. dollar/Euro exchange rate as of December 31, 2012, according to Bloomberg) plus 3.6% tax, resulting in a commitment of approximately $6,834 as of December 31, 2012, based on a $/€ exchange rate as of December 31, 2012 of $1.3194:€1.00. Upon expiration and in case of renewal, the rental will be adjusted annually for inflation increases. Rent expense under this lease for the years ended December 31, 2011 and 2012 amounted to $5,114 and $12,577, respectively, and is included in General and administrative expenses – related party in the accompanying statements of comprehensive income.

(c)Allseas Marine S.A:

A. Ship-Owning Companies Management Agreements: The Company outsources the technical and commercial management of its vessels to Allseas, pursuant to management agreements with each vessel owning subsidiary. Mr. Michael Bodouroglou, the Company's Chairman, President and Chief Executive Officer, is the sole shareholder and Managing Director of Allseas. These agreements have an initial term of five years and automatically extend for successive five year term, unless, in each case, at least three months' advance notice of termination is given by either party, and provide for the following:

(i) Charter Hire Commissions - The Company pays Allseas 1.25% of the gross freight, demurrage and charter hire collected from the employment of the vessels (“charter hire commission”).

(ii) Vessel Commissions – A commission equal to 1% of the contract price, calculated in accordance with the relevant memorandum of agreement, of any vessel bought or sold on behalf of the Company, is payable to Allseas.

(iii) Management Fees – A fixed monthly technical management fee of €620 per vessel per day (or $818 per vessel, per day using an exchange rate of $1.3194:€1.00, the U.S. dollar/Euro exchange rate as of December 31, 2012, according to Bloomberg) was payable by the Company to Allseas, adjusted on June 1, 2012 to €634.88 (or $838 per vessel, per day using an exchange rate of $1.3194:€1.00, the U.S. dollar/Euro exchange rate as of December 31, 2012, according to Bloomberg), which will be adjusted annually in accordance with the official Eurozone inflation rate.

(iv) Pre-Delivery Services – A lump sum fee of $15,000 is payable to Allseas, for pre-delivery services provided, during the period from the date of the Memorandum of Agreement for the purchase of the vessel, until the date of delivery.

(v) Superintendent Fees – A fee of €500 per day (or $660 per day using an exchange rate of $1.3194:€1.00, the U.S. dollar/Euro exchange rate as of December 31, 2012, according to Bloomberg) is payable to Allseas for each day in excess of 5 days per calendar year for which a Superintendent performs on site inspection.

Each month, the Company makes an advance payment to Allseas to cover working capital equal to one month of estimated operating expenses. At each balance sheet date, the excess of the amount advanced to Allseas over payments made by Allseas for Company’s operating expenses is included in Due from related parties. As of December 31, 2011 and 2012, the amounts due from Allseas were $1,820,693 and $3,952,972, respectively.

B. Administrative Services Agreement: The Company entered into an administrative service agreement with Allseas on April 19, 2011. Under the agreement, Allseas will provide telecommunication services, secretarial and reception personnel and equipment, security facilities and cleaning for the Company’s offices, and information technology services. The agreement provides that all costs and expenses incurred in connection with the provision of the above services by Allseas to be reimbursed on a quarterly basis. As of December 31, 2011 and 2012, the amounts due under the agreement were $7,733 and $9,251, respectively, and are included in amounts due from related parties.

C. Executive Services Agreement: The Company entered into an executive services agreement with Allseas on April 19, 2011, pursuant to which Allseas provides the services of our executive officers, who report directly to our board of directors. The agreement has an initial term of five years and automatically renews for successive five year terms unless terminated earlier. In connection with the provision of services under the agreement, Allseas is entitled to an executive services fee of $1,800,000 per annum payable in twelve monthly installments. The executive services fee shall be reviewed annually or occasionally by the Company’s Board of Directors. For the years ended December 31, 2011 and 2012, the Company’s Board of Directors granted an incentive compensation for executive services amounting to $130,430 and $792,660, respectively. An amount of $150,000 was due under the agreement for each of the years ended December 31, 2011 and 2012, and is included in amounts due from related parties.

D. Accounting Agreement: On September 12, 2012, the Company entered into an accounting agreement with Allseas, effective from September 1, 2012, pursuant to which Allseas provides financial, accounting and financial reporting services. The agreement has an initial term of one year and automatically renews for successive one-year term unless terminated earlier. In connection with the provision of financial and accounting services under the agreement, Allseas is entitled to a financial and accounting services fee of €250,000 per annum (or $329,850 per annum using an exchange rate of $1.3194:€1.00, the U.S. dollar/Euro exchange rate as of December 31, 2012, according to Bloomberg), paid quarterly in arrears. In connection with the provision of the financial reporting services under the agreement, Allseas is entitled to a financial reporting fee of $30,000 per vessel per annum, paid quarterly in arrears. The financial and accounting services fee and the financial reporting fee shall be revised by the Company’s Board of Directors. These fees are included in General and administrative expenses – related party. As of December 31, 2012, the amount due under the agreement was $150,517, and is included in amounts due from related parties.

E. Compensation Agreement: On September 12, 2012, the Company entered into a compensation agreement with Allseas, whereby in the event that Allseas is involuntarily terminated as the manager of its fleet, it shall compensate Allseas with an amount equal to the sum of (i) three years of the most recent management fees and commissions, based on the fleet at the time of termination, and (ii) €3,000,000 (or $3,958,200 using an exchange rate of $1.3194:€1.00, the U.S. dollar/Euro exchange rate as of December 31, 2012, according to Bloomberg).

The following amounts charged by Allseas are included in the consolidated statement of comprehensive income:

	2011	2012
A(i) - Charter hire commissions	$493,232	$866,568
A(iii) - Management fees	$1,350,685	$2,370,144
A(v) – Superintendent fees (included in Vessels operating expenses – related party)	$127,822	$324,052
A(v) – Superintendent fees (included in Dry-docking expenses – related party)	$-	$75,493
B – Administrative fees (included in General and administrative expenses – related party)	$22,806	$35,034
C – Executive services fees (included in General and administrative expenses – related party)	$1,415,430	$2,592,660
D – Financial, accounting and financial reporting services fee (included in General and administrative expenses – related party)	$-	$199,594

In addition to the above, during 2011 and 2012, vessel commissions, pre-delivery services and superintendent fees incurred which were capitalized and included in the cost of the vessels amounted to $1,983,750 and $670,988, respectively. Allseas did not charge any fees or commissions in 2010.

(d)Manning Agency Agreements: Each ship-owning company, with the exception of Triton Shipping Limited and Rosetta Navigation Corp. Limited, has a manning agency agreement with Crewcare Inc., a company beneficially owned by the Company’s Chairman, President and Chief Executive Officer, based in Manila, Philippines. Manning services are being provided in exchange for a fixed monthly fee of $95 per seaman for all officers and crew who serve on board each vessel, and an one-time recruitment fee of $120 per seaman. In addition, the agreement also provides for a fee of $30 per seaman for in-house training, and a fee of $50 per seaman for extra in-house training. The expenses incurred for the years ended December 31, 2011 and 2012, amounted to $118,922 and $188,527, respectively, and are included in Vessels operating expenses – related party. As of December 31, 2011 and 2012, the amounts due to Crewcare Inc. were $4,604 and $35,834, respectively, and are included in Due to related parties in the accompanying consolidated balance sheets.

(e)Proplous Navigation S.A. (“Proplous”): On April 19, 2011, the Company entered into a Memorandum of Agreement with Proplous, a company owned by the Company’s Chairman, President and Chief Executive Officer for the acquisition of CMA CGM Marlin. Certain costs of $34,458 were paid by the Company and are due from Proplous as of December 31, 2011 and 2012 and are included in Due from related parties in the accompanying consolidated balance sheets.

Vessels, Net and Other Fixed Assets, Net	12 Months Ended
Dec. 31, 2012
Vessels, Net And Other Fixed Assets, Net [Abstract]
Vessels, Net and Other Fixed Assets, Net

4.Vessels, Net and Other Fixed Assets, Net

In April and May 2011, the Company acquired from Paragon the Box Voyager, Box Trader and CMA CGM Kingfish for a total consideration of $105,000,000 in cash and 3,437,500 shares of the Company’s common stock.

In May 2011, the Company also acquired from Proplous, a company beneficially owned by the Company’s Chairman, President and Chief Executive Officer, the CMA CGM Marlin for a consideration of $29,500,000 in cash and 1,562,500 shares of the Company’s common stock. In addition, in May 2011, the Company acquired from unaffiliated third parties, the Maule and the Maersk Diadema (formerly the MSC Siena) for a total consideration of $138,875,000.

In June 2011, the Company acquired from an unaffiliated third party the MSC Emma for a consideration of $55,000,000.

On May 14, 2012, Allseas entered into agreements with subsidiaries of Orient Overseas Container Line Ltd. (“OOCL”), which were assigned to the Company in June 2012, to acquire the OOCL Hong Kong, a 1995-built, 5,344 TEU containership that was delivered to the Company on June 25, 2012, and the OOCL China, a 1996-built, 5,344 TEU containership that was delivered to the Company on July 5, 2012, for an aggregate purchase price of $62,310,000 and which include three-year charters to OOCL that commenced upon delivery of the vessels to the Company at a gross daily charter rate of $26,800 per vessel and manning agreements for the three-year period below market rates. The allocation of the aggregate purchase price to the vessels and the attached intangibles using a relative fair value basis resulted in $49,261,117, allocated to vessels’ cost and $13,048,883 allocated to intangible assets (Note 5).

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2011	$-	$-	$-
Vessel acquisitions	374,726,346	-	374,726,346
Depreciation	-	(8,032,751)	(8,032,751)
Balance, December 31, 2011	$374,726,346	$(8,032,751)	$366,693,595
Vessel acquisitions	49,379,525	-	49,379,525
Depreciation	-	(14,967,048)	(14,967,048)
Balance, December 31, 2012	$424,105,871	$22,999,799	$401,106,072

All the Company’s vessels are first-priority mortgaged as collateral to secure the bank loans discussed in Note 7. No impairment loss was recorded during 2011 and 2012.

As of December 31, 2011 and 2012, other fixed assets amounted to $293,080 and $299,922, respectively, and consist of computer systems installed on board the vessels to improve their efficiency. Other fixed assets are stated at cost, less accumulated depreciation. Depreciation for other fixed assets is calculated using the straight-line method over the useful life of the assets, which is estimated to be 5 years. Depreciation charged for 2011 and 2012 amounted to $17,328 and $60,232, respectively.

Above / Below Market Acquired Time Charters / Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Above / Below Market Acquired Time Charters / Other Intangible Assets [Abstract]
Above / Below Market Acquired Time Charters / Other Intangible Assets

5.Above / Below Market Acquired Time Charters / Other Intangible Assets

The Company acquired five vessels with attached time charter contracts having rates, which were above the market rates, while another two vessels were acquired with attached time charter contracts having rates, which were below the market rates. The above and below market acquired time charters recorded on acquisition amounted to $22,149,258 and $4,020,335, respectively and are amortized / accreted over the remaining period of the time charters as a reduction or addition, respectively, to time charter revenues. Such amortization and accretion to time charter revenues for the above and below market acquired time charters amounted to $1,883,253 and $828,294, for the year ended December 31, 2011 and $5,020,381 and $1,371,270, for the year ended December 31, 2012, respectively.

The carrying value of the above and below market acquired time charters as of December 31, 2012 is expected to be amortized / accreted as follows:

For the year:	Above Market Acquired Time Charters	Below Market Acquired Time Charters
2013	$6,634,237	$1,367,523
2014	5,278,905	453,248
2015	2,886,081	-
2016	446,401	-
Total	$15,245,624	$1,820,771

In addition, in relation to the acquisition of OOCL Hong Kong and OOCL China, the Company recorded other intangible assets of $3,169,014, relating to the attached manning agreements at below market rates. Such amortization for the years ended December 31, 2011 and 2012 amounted to $0 and $535,750, respectively. Other intangible assets are amortized over the three-year time charter period as an addition, to crew costs, which are included in Vessels Operating Expenses.

The carrying value of other intangible assets as of December 31, 2012 is expected to be amortized as follows:

For the year:	Other Intangible Assets
2013	$1,056,338
2014	1,056,338
2015	520,588
Total	$2,633,264

Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accrued Expenses [Abstract]
Accrued Expenses

6.Accrued Expenses

	December 31,
	2011	2012
Accrued loan and swap interest	$823,050	$1,206,238
Accrued vessel voyage and operating expenses	348,481	486,503
Accrued professional fees	342,213	180,120
Other sundry liabilities and accruals	39,627	40,475
Total	$1,553,371	$1,913,336

Long-term Debt	12 Months Ended
Dec. 31, 2012
Long-term Debt [Abstract]
Long-term Debt

7.Long-term Debt

The table below presents the loans outstanding as of December 31, 2011 and 2012:

	December 31,
	2011	2012
Secured bank debt:
(a)ABN AMRO Bank	$96,150,000	$88,450,000
(b)Unicredit Bank	28,500,000	25,500,000
(c)Credit Suisse	42,100,000	38,300,000
(d)Commerzbank	29,450,000	26,250,000
(e)ABN AMRO Bank	-	23,750,000
Unsecured debt:
(f)Paragon Shipping Inc., a related party	15,000,000	14,000,000
Total	$211,200,000	$216,250,000

Presented as follows:
Current portion of long-term debt	$17,700,000	$22,700,000
Loan due to a related party	-	14,000,000
Long-term debt	193,500,000	179,550,000
Total	$211,200,000	$216,250,000

The minimum annual principal payments, in accordance with the loan agreements, required to be made after December 31, 2012 are as follows:

During the year ending December 31,:
2013	$36,700,000
2014	22,700,000
2015	31,450,000
2016	17,700,000
2017	97,450,000
Thereafter	10,250,000
Total	$216,250,000

(a)ABN AMRO Bank: On May 6, 2011, the Company entered into a loan agreement for $100,000,000 to partially refinance the acquisition of Box Voyager and Box Trader and to partially finance the acquisition of Maule. The loan is payable in twenty four consecutive quarterly installments of $1,925,000, commencing in August 2011, plus a balloon payment of $53,800,000 payable together with the last installment. The loan bears interest at LIBOR plus a margin of 3%. On August 9, 2012, the Company entered into an amending and restating agreement to reflect the transfer of rights and interest by ABN AMRO in respect of 33.33% to HSH Nordbank AG and 32% to ITF International Transport Finance Suisse AG.

(b) Unicredit Bank: On May 17, 2011, the Company entered into a loan agreement for $30,000,000 to partially finance the acquisition of Maersk Diadema (formerly the MSC Siena). The loan is payable in twenty four consecutive quarterly installments of $750,000, commencing in August 2011, plus a balloon payment of $12,000,000 payable together with the last installment. The loan bears interest at LIBOR plus a margin of 2.8%, subject to the fair market value of the vessel being equal to at least 130% of the outstanding loan principal (“asset cover ratio”) and so long as the Maersk Diadema (formerly the MSC Siena) is under a time charter approved by the lenders; otherwise the loan will bear interest at LIBOR plus 3.0%. At any time the asset cover ratio is lower than 130%, the loan will bear interest at LIBOR plus a margin of 4.5%.

(c) Credit Suisse: On July 12, 2011 and July 18, 2011, the Company entered into two loan agreements for $22,000,000, each, to partially refinance the acquisition of CMA CGM Kingfish and CMA CGM Marlin. Each loan is payable in twenty four consecutive quarterly installments of $475,000, commencing in August 2011, plus a balloon payment of $10,600,000 payable together with the last installment. Each loan bears interest at LIBOR plus a margin of 3%.

(d) Commerzbank: On July 29, 2011, the Company entered into a loan agreement for $30,250,000, to partially finance the acquisition of MSC Emma. The loan is payable in twenty eight consecutive quarterly installments of $800,000, commencing in November 2011, plus a balloon payment of $7,850,000 payable together with the last installment. The loan bears interest at LIBOR plus a margin of 2.35%, while the balance of the loan is less than 60% of value of the collateral securing the loan and LIBOR plus 2.65%, while the balance of the loan is greater than 60% of value of the collateral securing the loan. On March 14, 2012, the loan agreement was amended, requiring that the Net Worth, discussed below, be above $125,000,000 in the first quarter of 2012, above $130,000,000 in the second through fourth quarters of 2012 and be restored to at least $150,000,000 with effect from January 1, 2013.

(e)ABN AMRO Bank: On June 27, 2012, the Company entered into a loan agreement for $25,000,000 to partially refinance the acquisition of OOCL Hong Kong and OOCL China. The loan is payable in twelve consecutive quarterly installments of $1,250,000, commencing in October 2012, plus a balloon payment of $10,000,000 payable together with the last installment. The loan bears interest at LIBOR plus a margin of 3.75%.

(f)Paragon Shipping Inc.: On May 27, 2011, the Company entered into a loan agreement for $30,000,000 for general corporate purposes and working capital needs. The loan is payable in one installment on the second anniversary of the Company’s IPO. The loan may be prepaid in whole or in part at any time during the life of the facility. The loan bears interest at LIBOR plus a margin of 4%. In August 2011, November 2012 and February 2013, the Company prepaid $15,000,000, $1,000,000 and $1,000,000, respectively.

Debt Securities: All secured loans are secured by first priority mortgages on the vessels discussed above and first assignments of all freights, earnings and insurances. The loan agreements also contain covenants that require the Company to maintain adequate insurance coverage and to obtain the lender’s prior consent before changes are made to the flag, class or management of the vessels, or enter into a new line of business. The loan agreements also require that Mr. Michael Bodouroglou, the Company's Chairman, President and Chief Executive Officer maintain an aggregate minimum ownership, directly or indirectly, of 10% of the outstanding shares of the common stock of the Company. The loans include customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, representation and warranty, a cross-default to other indebtedness and non-compliance with security documents, and prohibit the Company from paying dividends if the Company is in default on its loans and if, after giving effect to the payment of the dividend, the Company is in breach of a covenant. In addition, all secured loan agreements contain minimum asset cover ratios ranging between 120% and 140%; according to the provisions of each individual loan agreement with the relevant bank.

Debt Covenants: The secured loan agreements contain the following financial covenants, calculated on a consolidated basis, determined according to the provisions of each individual loan agreement with the relevant bank:

The ratio of EBITDA to Net Interest Expense shall not be less than 2.5:1;

The ratio of Total Debt to EBITDA shall not exceed 5:1;

The ratio of Total Debt or Total Liabilities to Market Value Adjusted Total Assets shall be less than 0.65:1;

The Market Value Adjusted Net Worth, or Net Worth, depending on the relevant bank, shall not be less than $150,000,000, with the exception of Commerzbank, as discussed above;

Liquid Assets shall exceed the higher of $750,000 per Fleet vessel or $10,000,000

As of December 31, 2012, the Company was in compliance with all of its debt covenants.

The weighted average interest rates for the years ended December 31, 2011 and 2012 were 3.28% and 3.47%, respectively.

Interest Rate Swaps	12 Months Ended
Dec. 31, 2012
Interest Rate Swaps [Abstract]
Interst Rate Swaps

8.Interest Rate Swaps

The Company entered into the following interest rate swap agreements in order to hedge its variable interest rate exposure:

	Counterparty	Trade Date	Effective Date	Termination Date	Notional Amount December 31, 2012	Fixed Rate	Floating Rate
1.	Unicredit Bank	March 20, 2012	May 18, 2012	May 18, 2017	$5,100,000	1.48%	3-month USD LIBOR
2.	Credit Suisse AG	April 19, 2012	May 30, 2012	May 30, 2017	$4,787,500	1.20%	3-month USD LIBOR
3.	Credit Suisse AG	June 1, 2012	May 30, 2012	May 30, 2017	$4,787,500	1.0375%	3-month USD LIBOR
4.	Credit Suisse AG	July 4, 2012	August 30, 2012	May 30, 2017	$4,902,400	0.995%	3-month USD LIBOR
5.	Unicredit Bank	July 5, 2012	August 17, 2012	May 18, 2017	$7,650,000	0.98%	3-month USD LIBOR
6.	Credit Suisse AG	July 10, 2012	August 30, 2012	May 30, 2017	$4,902,400	0.935%	3-month USD LIBOR
7.	ABN AMRO	August 8, 2012	October 2, 2012	July 2, 2015	$23,750,000	0.595%	3-month USD LIBOR
8.	ABN AMRO	September 28, 2012	November 6, 2012	May 6, 2017	$11,498,500	0.74%	3-month USD LIBOR
9.	HSH Nordbank	September 28, 2012	November 6, 2012	May 6, 2017	$11,498,500	0.76%	3-month USD LIBOR
					$78,876,800

The notional amounts of the interest rate swap agreements are equally reduced on a quarterly basis until their expiration.

The above swaps qualified for hedge accounting as of December 31, 2012.

Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments [Abstract]
Financial Instruments

9.Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, amounts due from related parties and trade accounts receivable. The principal financial liabilities of the Company consist of long-term bank loans, a loan due to a related party, interest rate swaps, accounts payable, amounts due to related parties and accrued liabilities.

(a) Interest rate risk: The Company’s long-term bank loans and loan due to a related party are based on LIBOR and hence the Company is exposed to movements in LIBOR. The Company entered into interest rate swap agreements, discussed in Note 8, in order to hedge its variable interest rate exposure.

(b) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, amounts due from related parties and cash and cash equivalents. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. The amounts due from related parties mainly relate to advance payments to Allseas to cover working capital equal to one month of estimated operating expenses. The Company places its cash and cash equivalents, with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions.

(c) Fair value: The carrying values of trade accounts receivable, amounts due from related parties, cash and cash equivalents, restricted cash, accounts payable, amounts due to related parties and accrued liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loans and loan due to a related party approximate the recorded value, due to their variable interest rate, being the LIBOR. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence long-term bank loans and loan due to a related party are considered Level 2 items in accordance with the fair value hierarchy. The interest rate swaps, discussed in Note 8, are stated at fair value.

The Company’s interest rate swaps qualified for hedge accounting. The Company adjusts its interest rate swap contracts to fair market value at the end of every period and records the resulting unrealized losses during the period in Other Comprehensive Loss in the Statement of Stockholders’ Equity. Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains / (losses) in the consolidated statement of stockholders’ equity are shown below:

Derivative Instruments designated as hedging instruments
		December 31,
		2011	2012
	Balance Sheet Location	Fair Value	Fair Value
Interest rate swaps	Current liabilities – Interest rate swaps	$-	$397,964
Interest rate swaps	Long-Term liabilities – Interest rate swaps	-	253,932
Total derivatives		$-	$651,896

Derivative Instruments designated as hedging instruments
		Year Ended December 31,
	Location of Gain/(Loss) Recognized	2011 Gain/(Loss)	2012 Gain/(Loss)
Interest rate swaps – Fair value	Other comprehensive loss	$-	$(651,896)
Total loss on derivatives		$-	$(651,896)

The fair value of the interest rate swaps is determined using a discounted cash flow approach based on market-based LIBOR swap yield rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy. The fair value of the interest rate swap agreements approximates the amount that the Company would have to pay for the early termination of the agreements.

As of December 31, 2011 and 2012, no fair value measurements for assets or liabilities under Level 1 or Level 3 were recognized in the Company’s consolidated balance sheets. The Company did not have any other assets or liabilities measured at fair value on a nonrecurring basis during the years ended December 31, 2011 and 2012

Capital Structure	12 Months Ended
Dec. 31, 2012
Capital Structure [Abstract]
Capital Structure

10.Capital Structure

Under the amended and restated articles of incorporation effective April 11, 2011, the Company's authorized capital stock consists of 500,000,000 registered shares, par value $0.01 per share, of which 475,000,000 shares are designated as common shares and 25,000,000 shares are designated as preferred shares.

(a) Common Stock:

Box Ships Inc. was incorporated with authorized 100 shares of capital stock at no par value, all of which had been issued to Paragon.

On April 19, 2011, the Company completed its IPO in the United States and listed its shares on the NYSE. In this respect, 11,000,000 shares of common stock, par value $0.01 per share, were issued for $12.0 per share, amounting to $132,000,000. The proceeds to the Company, net of underwriters’ commissions and other related offering expenses, totaled $122,714,865. Following the sale of Box Voyager, Box Trader, CMA CGM Kingfish and CMA CGM Marlin to the Company, 5,000,000 shares were issued as partial payment of the purchase consideration. At the closing of the IPO, Paragon surrendered the 100 shares of capital stock of Box Ships Inc., which were then cancelled.

Each holder of common shares is entitled to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of common shares are entitled to share equally in any dividends, that the Company's board of directors may declare from time to time, out of funds legally available for dividends. Upon dissolution, liquidation or winding-up, the holders of common shares will be entitled to share equally in all assets remaining after the payment of any liabilities and the liquidation preferences on any outstanding preferred stock. Holders of common shares do not have conversion, redemption or pre-emptive rights.

On July 18, 2012, the Company completed a public offering of 4,285,715 common shares at a public offering price of $7.00 per share, resulting in net proceeds of $28,539,005, after deducting underwriters’ discounts and commissions. A portion of the net proceeds of this offering was used to redeem 692,641 of the Series B Preferred Shares issued to Neige International in the Private Offering at a price equal to the liquidation preference of $30.00 per share, plus accrued and unpaid dividends.

During 2011 and 2012, 317,000 and 324,000 common shares, respectively, were issued under the Company’s equity incentive plan (Note 11). As of December 31, 2011 and 2012, the Company had a total of 16,317,000 and 20,926,715 common shares outstanding, respectively.

(b) Preferred Stock:

The authorized preferred stock of the Company consists of 25,000,000 preferred shares, par value $0.01 per share, of which 1,000,000 shares are designated as Series A Participating Preferred Stock which is issuable upon exercise of the preferred stock purchase rights attached to our common shares in accordance with the terms of the Company’s stockholders rights agreement, 2,500,000 shares are designated as Series B Preferred Shares and 2,500,000 shares are designated as Series B-1 Preferred Shares.

On June 12, 2012, the Company completed a private offering (the “Private Offering”), to Neige International Inc. (“Neige International”), a company controlled by the Company’s Chairman, President and Chief Executive Officer, whereby it issued and sold to Neige International 1,333,333 units, each unit consisting of one of the Company’s 9.75% Series B Cumulative Redeemable Perpetual Preferred Shares (the “Series B Preferred Shares”) and one warrant to purchase one of its common shares at an exercise price of $7.74 per share at any time on or prior to June 30, 2017, at an offering price of $28.875 per unit, which resulted in gross proceeds to the Company of $38,499,990.

The Series B Preferred Shares are not convertible into common shares and are subject to redemption at the Company’s option in whole or in part at a redemption price of 100% of the liquidation preference of $30.00 per share at any time on or prior to September 1, 2012, 102.25% of the liquidation preference at any time up to September 1, 2013, 103.75% of the liquidation preference at any time prior to September 1, 2014 and 105% of the liquidation preference thereafter. The Series B Preferred Shares are also subject to mandatory redemption in the event of a change in control.

Holders of the Series B Preferred Shares are entitled to receive cumulative dividends from June 12, 2012 with respect to the Series B Preferred Shares issued on June 12, 2012. Dividends on Series B Preferred Shares shall accrue and be cumulative, on a 30/360 day count basis, at a rate of 9.75% per annum per $30.00 stated liquidation preference per Series B Preferred Share and are payable quarterly on January 1, April 1, July 1 and October 1. Upon certain events, such as a cross default, dividend payment default or a failure to redeem, the dividend rate is subject to increase to an aggregate maximum rate per annum of 25% to a rate that is 1.25 times the dividend rate applicable on the day preceding the date of such event.

On July 1, 2015, any holders of Series B Preferred Shares will, for no additional consideration, receive, on a pro rata basis, common shares representing an aggregate of 5% of the Company’s then outstanding common shares, on a fully diluted basis.

On July 18, 2012, following the closing of the offering, discussed above, the Company redeemed 692,641 of the Series B Preferred Shares at a price equal to the liquidation preference of $30.00 per share, plus accrued and unpaid dividends and exchanged the remaining outstanding Series B Preferred Shares which were held by Neige International, on a one-for-one basis, with Series B-1 Preferred Shares. The Series B-1 Preferred Shares are identical to the Series B Preferred Shares in all material respects except they have a conversion right, pursuant to which the Company at its sole option, will have the right to convert, in whole or in part at any time from time to time, any outstanding Series B-1 Preferred Shares into common shares. The number of common shares into which each Series B-1 Preferred Share may be converted will be the number of common shares having an aggregate Adjusted Market Price (as defined below) equal to the $30.00 liquidation preference of the Series B-1 Preferred Shares, plus any applicable redemption premium. The Adjusted Market Price of the common shares will be equal to the closing price of the common shares on the New York Stock Exchange, or such other national securities exchange on which the Company’s common shares are then traded, on the record date of the conversion, less 10%.

The Company during 2012 paid to Neige, the only holder of the Company’s Series B-1 Preferred Shares, dividends of $770,010 and declared and accrued dividends of $468,506, which were paid on January 2, 2013.

(c) Warrants:

The fair value of the warrants on the issuance date was estimated at $1.3413, using the Cox-Rubinstein Binominal methodology. The assumptions used to calculate the fair value of the warrants were as follows:

a. Underlying stock price of $7.62 being the share price on June 12, 2012

b. Exercise price of $7.74 based upon agreement

c. Volatility of 40.58% based upon comparable companies

d. Time to expiration based upon the contractual life or expected term if applicable

e. Short-term (risk-free) interest rate based on the treasury securities with a similar expected term

f. Quarterly dividend of $0.22 per share

The warrants attached to the Series B Preferred Shares provide for physical settlement requiring the Company to deliver shares to the holder of the warrants in exchange of cash. As a result, the fair value of the warrants was classified into permanent equity and subsequent changes in fair value will not be recognized in the consolidated financial statements.

Share Based Compensation	12 Months Ended
Dec. 31, 2012
Share Based Compensation [Abstract]
Share Based Compensation

11.Share Based Compensation

Equity incentive plan

On April 19, 2011, the Company adopted an equity incentive plan, under which the officers, key employees and directors of the Company will be eligible to receive awards in the form of (a) stock options, (b) stock appreciation rights, (c) restricted stock, (d) restricted stock units and (e) unrestricted stock. A total of 2,000,000 shares, as amended in February 2013, were reserved for issuance under the plan. The Board of Directors administers the plan. Under the terms of the plan, the Board of Directors are able to grant options exercisable at a price per common share to be determined by the Board of Directors but in no event less than fair market value as of the date of grant.

Non-vested share awards

Until the forfeiture of any non-vested share awards, all non-vested share awards regardless of whether vested, give the grantee the right to vote such non-vested share awards and to receive and retain all regular cash dividends paid on such non-vested share awards with no obligation to return the dividend if employment ceases and to exercise all other rights provided that the Company will retain custody of all distributions other than regular cash dividends made or declared with respect to the non-vested share awards. All share awards are conditioned upon the option holder's continued service as an employee of the Company, or a director through the applicable vesting date. The Company estimates the forfeitures of non-vested share awards to be immaterial. The Company will, however, re-evaluate the reasonableness of its assumption at each reporting period.

The accounting guidance relating to the share based payments describes two generally accepted methods of accounting for non-vested share awards with a graded vesting schedule for financial reporting purposes: 1) the "accelerated method", which treats an award with multiple vesting dates as multiple awards and results in a front-loading of the costs of the award and 2) the "straight-line method" which treats such awards as a single award. Management has selected the straight-line method with respect to the non-vested share awards because it considers each non-vested share award to be a single award and not multiple awards, regardless of the vesting schedule. Additionally, the "front-loaded" recognition of compensation cost that results from the accelerated method implies that the related employee services become less valuable as time passes, which management does not believe to be the case.

The details of the non-vested share awards granted are outlined as follows:

	Grant date	Final vesting date	Total shares granted	Grant Date Fair Value
A.	April 19, 2011	April 19, 2014	100,000	$11.050
B.	July 14, 2011	April 19, 2014	8,000	$10.735
C.	December 5, 2011	December 31, 2014	209,000	$10.230
D.	January 2, 2012	December 31, 2014	8,000	$8.660
E.	February 3, 2012	December 31, 2014	1,000	$8.275
F.	November 14, 2012	December 31, 2014	315,000	$5.345

A summary of the activity for non-vested share awards for the year ended December 31, 2012, is as follows:

	Number of shares	Weighted Average Grant Date Fair Value
Non-vested, December 31, 2011	317,000	$10.515
Granted	324,000	$5.489
Vested	(108,667)	$10.47
Non-vested, December 31, 2012	532,333	$8.430

The non-vested share awards under A and B above, vest ratably in annual installments over a three-year period commencing on April 19, 2012 and ending on April 19, 2014. The non-vested share awards under C, D and E above, vest ratably in annual installments over a three-year period commencing on December 31, 2012 and ending on December 31, 2014. The non-vested share awards under F above, vest ratably in annual installments over a two-year period commencing on December 31, 2013 and ending on December 31, 2014. The remaining unrecognized compensation cost amounting to $3,542,801 as of December 31, 2012, is expected to be recognized over the remaining period of 1.9 years, according to the contractual terms of those non-vested share awards.

Share based compensation for the years ended December 31, 2011 and 2012, amounted to $322,103 and $1,225,276, respectively, (2010: $0) and is included in general and administrative expenses.

Vessel Operating Expenses	12 Months Ended
Dec. 31, 2012
Vessel Operating Expenses [Abstract]
Vessel Operating Expenses

12. Vessel Operating Expenses

Vessel operating expenses, including related party amounts, are comprised as follows:

	May 19, 2010 to December 31, 2010	2011	2012
Crew wages and related costs	$-	$3,790,479	$7,238,368
Insurance	-	980,105	1,790,754
Repairs and maintenance	-	560,070	729,419
Spares and consumable stores	-	2,646,333	5,987,478
Miscellaneous expenses	-	440,460	541,013
Total	$-	$8,417,447	$16,287,032

General and Administrative Expenses	12 Months Ended
Dec. 31, 2012
General and Administrative Expenses [Abstract]
General and Administrative Expenses

13.General and Administrative Expenses

General and administrative expenses, including related party amounts, are comprised as follows:

	May 19, 2010 to December 31, 2010	2011	2012
Share based compensation	$-	$322,103	$1,225,276
Executive services	-	1,415,430	2,592,660
Non-executive directors’ remuneration	-	85,714	154,836
Office rent	-	5,114	12,577
Fares and traveling expenses	-	48,170	119,113
Personnel and other expenses	-	24,547	64,277
Professional services	-	357,202	1,066,699
Directors and officers insurance	-	64,099	104,241
Stock market annual fees	-	102,392	176,363
Other expenses	2,051	75,698	404,794
Total general and administrative expenses	$2,051	$2,500,469	$5,920,836

Earnings (Loss) Per Share (EPS)	12 Months Ended
Dec. 31, 2012
Earnings (Loss) Per Share (EPS) [Abstract]
Earnings/(Loss) Per Share (EPS)

14.Earnings (Loss) Per Share (EPS)

Basic EPS – Common Shares:

Numerator	May 19, 2010 to December 31, 2010	2011	2012
Net (loss) / income available to common shares	$(3,822)	$12,953,386	$13,176,164
Less: Series B-1 Preferred Shares dividends	-	-	(1,238,516)
Less: Redemption of preferred shares	-	-	(1,762,511)
Less: Income attributable to non-vested share awards	-	(103,947)	(189,769)
Net (loss) / income available to common shareholders	$(3,822)	$12,849,439	$9,985,368

Denominator
Weighted average number of capital stock / common shares outstanding, basic	100	15,433,519	17,980,980

Net (loss) / income per capital stock / common share, basic	$(38.22)	$0.83	$0.56

Diluted EPS – Common Shares:

Numerator	May 19, 2010 to December 31, 2010	2011	2012
Net (loss) / income available to common shares	$(3,822)	$12,953,386	$13,176,164
Less: Series B-1 Preferred Shares dividends	-	-	(1,238,516)
Less: Redemption of preferred shares	-	-	(1,762,511)
Plus: Dividends on Series B-1 Preferred Shares, if converted to common shares	-	-	864,133
Less: Income attributable to non-vested share awards	-	(103,947)	-
Net (loss) / income available to common shareholders	$(3,822)	$12,849,439	$11,039,270

Denominator
Weighted average number of capital stock / common shares outstanding, basic	100	15,433,519	17,980,980
Effect of Series B-1 Preferred Shares, if converted to common shares	-	-	2,415,653
Weighted average number of capital stock / common shares outstanding, diluted	100	15,433,519	20,396,633

Net (loss) / income per capital stock / common share, diluted	$(38.22)	$0.83	$0.54

Weighted Average Number of Shares – Basic - In calculating basic EPS, the Company includes the effect of vested share awards from their vesting date.

Weighted Average Number of Common Shares – Diluted - In calculating diluted EPS the Company includes the potential dilution that could occur if securities or other contracts to issue common stock were exercised. In calculating diluted EPS for the common shares, the unvested share awards outstanding under the Company’s Stock Incentive Plan, common shares issuable upon exercise of the Company’s outstanding warrants and common shares issuable upon conversion of the Series B-1 Preferred Shares, are included in the shares outstanding unless their effect is anti-dilutive.

The Company excluded the dilutive effect of 532,333 (2011: 317,000) non-vested share awards and 1,333,333 (2011: 0) warrants in calculating dilutive EPS for its common shares as of December 31, 2012, as they were anti-dilutive.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

15.Income Taxes

Box Ships and certain of its subsidiaries are incorporated either in the Marshall Islands or Liberia and under the laws of the Marshall Islands and Liberia, are not subject to income taxes.

Two of the subsidiaries are incorporated in Hong Kong and their vessels are flying a Hong Kong flag. Under the laws of Hong Kong, the relating freight income is exempt from Hong Kong profits tax since the vessels did not trade within Hong Kong waters during 2012.

The Company is also subject to United States federal income taxation in respect of income that is derived from the international operation of ships and the performance of services directly related thereto ("Shipping Income"), unless exempt from United States federal income taxation.

If the Company does not qualify for the exemption from tax under Section 883, it will be subject to a 4% tax on its “U.S. source shipping income,” imposed without the allowance for any deductions. For these purposes, "U.S. source shipping income" means 50% of the shipping income that will be derived by the Company that is attributable to transportation that begins or ends, but that does not both begin and end, in the United States.

For the years ended December 31, 2011 and 2012, the Company qualified for the benefit of Section 883.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

16.Commitments and Contingencies

From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of business, principally personal injury and property casualty claims. Such claims, even if lacking in merit, could result in the expenditure of significant financial and managerial resources. The Company is not aware of any claim or contingent liability, which is reasonably possible and should be disclosed, or probable and for which a provision should be established in the accompanying financial statements.

Future minimum charter hire receipts, based on vessels committed to non-cancelable time charter contracts (including fixture recaps) as of December 31, 2012, net of commissions are:

For the year:	Amount
2013	$69,408,293
2014	40,476,780
2015	20,848,780
2016	3,705,000
2017	-
Total	$134,438,853

Charter hires are not generally received when a vessel is off-hire, including time required for normal periodic maintenance of the vessel. In arriving at the minimum future charter revenues, an estimated off-hire time of 18 days to perform any scheduled drydocking on each vessel has been deducted, and it has been assumed that no additional off-hire time is incurred, although there is no assurance that such estimate will be reflective of the actual off-hire in the future.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

17.Subsequent Events

On February 19, 2013, the Company declared a quarterly dividend of $0.22 per share, with respect to the fourth quarter of 2012, payable on March 28, 2013 to shareholders of record as of the close of business on March 21, 2013.

Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Principles of Consolidation

(a)Principles of Consolidation: The consolidated financial statements incorporate the financial statements of the Company. Income and expenses of subsidiaries acquired or disposed of during the period are included in the consolidated statement of comprehensive income from the effective date of acquisition and up to the effective date of disposal, as appropriate. All intercompany balances and transactions have been eliminated.

Use of Estimates

(b)Use of Estimates: The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other Comprehensive Income / (Loss)

(c)Other Comprehensive Income / (Loss): The Company follows the accounting guidance relating to Comprehensive Income, which requires separate presentation of certain transactions that are recorded directly as components of stockholders’ equity. The Company has elected to present net income and other comprehensive income in a single continuous statement of income and comprehensive income in its financial statements.

Foreign Currency Translation

(d)Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar. For other than derivative instruments, each asset, liability, revenue, expense, gain or loss arising from a foreign currency transaction is measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. As of balance sheet date, monetary assets and liabilities that are denominated in a currency other than the functional currency are adjusted to reflect the exchange rate prevailing at the balance sheet date and any gains or losses are included in the statement of comprehensive income. As of December 31, 2011 and 2012, the Company had no foreign currency derivative instruments.

Cash and cash equivalents

(e)Cash and cash equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Restricted cash

(f)Restricted Cash: Restricted cash represents pledged cash deposits or minimum liquidity required to be maintained under the Company’s borrowing arrangements. The minimum liquidity requirements per vessel with an obligation to retain such funds with a specific bank and pledged accounts which are not expected to be terminated within the next twelve months are classified as non-current assets, whereas the remaining portion to the minimum liquidity on a group level, and amounts held in retention accounts for short-term debt service purposes, are classified as current assets.

Trade Receivables

(g)Trade Receivables: Trade receivables reflect receivables from time charters, net of an allowance for doubtful accounts. At the balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. Provision for doubtful accounts for the periods presented was $0.

Inventories

(h)Inventories: Inventories consist of lubricants and stores on board the vessels. When vessels are unemployed or are operating in the spot market, bunkers on board are recorded in inventories. Inventories are stated at the lower of cost or market. Cost is determined by the first in, first out method.

Vessel cost

(i)Vessel Cost: Vessels are stated at cost, which consists of the contract price, less discounts, plus any direct expenses incurred upon acquisition, including improvements, commission paid, delivery expenses and other expenditures to prepare the vessel for her initial voyage. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Repairs and maintenance are expensed as incurred.

Impairment of Long-Lived Assets

(j)Impairment of Long-Lived Assets: The Company reviews its long-lived assets “held and used” for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of future undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for an impairment loss. The Company measures an impairment loss as the difference between the carrying value of the asset and its fair value. In this respect, management regularly reviews the carrying amount of the vessels in connection with the estimated recoverable amount for each of the Company’s vessels.

Vessel Depreciation

(k)Vessel Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage value. Each vessel's salvage value is equal to the product of its lightweight tonnage and estimated scrap rate, which is estimated to be $150 per lightweight ton.

Management estimates the useful life of the Company's vessels to be 30 years from the date of initial delivery from the shipyard, including secondhand vessels. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

Dry-Docking and Special Survey Costs	(l)Dry-Docking and Special Survey Costs: Dry-docking and special survey costs are expensed in the period incurred.
Above / Below Market Acquired Time Charters / Other Intangible Assets

(m)Above / Below Market Acquired Time Charters / Other Intangible Assets: When vessels are acquired with time charters attached and the charter rate on such charters is above or below the prevailing market rates at the time of acquisition, or in certain instances with attached manning agreements below prevailing market rates, the Company allocates the purchase price of the vessel and the attached time charter / manning agreement on a relative fair value basis.

The fair value of the attached time charter is computed as the present value of the difference between the contractual amount to be received over the term of the time charter and management's estimate of the then current market charter rate for an equivalent vessel at the time of acquisition. The asset or liability recorded is amortized or accreted over the remaining period of the time charter as a reduction or addition, respectively, to time charter revenue.

Other intangible assets relate to attached crew manning agreements providing that the charterer will be responsible for the crew cost during the term of the charter. The fair value of the attached manning agreements is computed as the present value of the crew cost savings. The asset recorded is amortized over the remaining period of the time charters as an addition to vessels operating expenses.

Financing Costs

(n)Financing Costs: Financing fees incurred for obtaining new loans and credit facilities are deferred and amortized to interest expense over the respective loan or credit facility using the effective interest rate method. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period the repayment or refinancing is made, subject to the accounting guidance regarding debt extinguishment. Any unamortized balance of costs related to credit facilities repaid is expensed in the period. Any unamortized balance of costs relating to credit facilities refinanced are deferred and amortized over the term of the respective credit facility in the period the refinancing occurs, subject to the provisions of the accounting guidance relating to Debt – Modifications and Extinguishments. The unamortized financing costs are reflected in Other Assets in the accompanying balance sheets.

Pension and Retirement Benefit Obligations-Crew

(o)Pension and Retirement Benefit Obligations—Crew: The vessel owning companies employ the crew on board under short-term contracts (usually up to nine months) and, accordingly, they are not liable for any pension or post-retirement benefits.

Revenue and Expenses

(p)Revenue and Expenses:

Revenue is recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured.

Time Charter Revenue: Time charter revenues are recorded ratably over the term of the charter as service is provided, including the amortization/accretion of the above/below market acquired time charters where applicable. Time charter revenues received in advance of the provision of charter service are recorded as deferred income, and recognized when the charter service is rendered.

Commissions: Charter hire commissions are deferred and amortized over the related charter period and are presented as a separate line item in revenues to arrive at net revenues.

Vessel Operating Expenses: Vessel operating expenses are accounted for as incurred on the accrual basis. Vessel operating expenses include crew wages and related costs, the cost of insurance, expenses relating to repairs and maintenance, the cost of spares and consumable stores, and other miscellaneous expenses.

Repairs and Maintenance	(q)Repairs and Maintenance: All repair and maintenance expenses, including underwater inspection costs, are expensed in the period incurred. Such costs are included in vessel operating expenses.
Share Based Compensation

(r)Share Based Compensation: Share based payments to employees and directors are recognized in the statement of comprehensive income based on their grant date fair values and amortized over the required service period.

Segment Reporting

(s)Segment Reporting: The Company reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers (i.e., spot vs. time charters) or by geographical region as the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable. The Company does not have discrete financial information to evaluate the operating results for each type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the Chief Executive Officer being the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it operates under one reportable segment.

Derivatives

(t)Derivatives: The Company enters into interest rate swap agreements to manage its exposure to fluctuations of interest rate risk associated with its borrowings. All derivatives are recognized in the consolidated financial statements at their fair value. The fair value of the interest rate derivatives is based on a discounted cash flow analysis. When such derivatives do not qualify for hedge accounting, the Company recognizes their fair value changes in current period earnings. When the derivatives qualify for hedge accounting, the Company recognizes the effective portion of the gain or loss on the hedging instrument directly in other comprehensive income / (loss), while the ineffective portion, if any, is recognized immediately in current period earnings. The Company, at the inception of the transaction, documents the relationship between the hedged item and the hedging instrument, as well as its risk management objective and the strategy of undertaking various hedging transactions. The Company also assesses at hedge inception of whether the hedging instruments are highly effective in offsetting changes in the cash flows of the hedged items.

The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no longer meets the criteria for hedge accounting or designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in current period earnings. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to current period earnings as financial income or expense.

Fair value of financial instruments

(u)Fair value of financial instruments: The fair value of the interest rate derivatives is based on a discounted cash flow analysis.

In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at fair value in one of the following three categories:

Level 1:Quoted market prices in active markets for identical assets or liabilities

Level 2:Observable market based inputs or unobservable inputs that are corroborated by market data

Level 3:Unobservable inputs that are not corroborated by market data.

Earnings per Share (EPS)

(v)Earnings per Share (EPS): The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period determined using the two-class method of computing earnings per share. Non-vested share awards issued are included in the two-class method and income attributable to non-vested share awards is deducted from the net income reported for purposes of calculating net income available to common shareholders used in the computation of basic earnings per share. The dividends recorded in the financial statements that are applicable to the 9.75% Series B-1 Cumulative Redeemable Perpetual Preferred Shares (the “Series B-1 Preferred Shares”), discussed in Note 10, reduce the income available to common shareholders, even if not declared, since the dividends are cumulative. In the event of redemption of preferred stock, the difference between the fair value of the consideration transferred to the holders of the preferred stock and the carrying amount of the preferred stock, net of issuance costs, is subtracted from net income to arrive at income available to common shareholders. The computation of diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised. Such securities include non vested stock awards for which the assumed proceeds upon grant are deemed to be the amount of compensation cost attributable to future services and are not yet recognized and common shares issuable upon exercise of the Company’s outstanding warrants, to the extent that they are dilutive, using the treasury method. The if-converted method is used to compute the dilutive effect of the Company’s Series B-1 Preferred Shares. Under this method, dividends attributable to the Series B-1 Preferred Shares are added back to income available to common shareholders and the Series B-1 Preferred Shares are assumed to have been converted at the share price applicable at the end of the period. The if-converted method is applied to the computation of diluted EPS only if the effect is dilutive.

Dividends

(w)Dividends: The Company records dividends to common shareholders on the date the dividends are declared. Dividends on Series B-1 Preferred Shares are cumulative and are recorded on an accrual basis. Dividends are recorded in equity by charges against retained earnings or, in the absence of retained earnings on the date of recording, by charges against additional paid-in capital.

Deferred Registration / Offering Costs

(x)Deferred Registration / Offering Costs: Deferred Registration / Offering costs represent costs associated with preparing the Company for a public offering. Such costs consist primarily of professional fees. These costs offset proceeds received from the proposed offering. However, if the offering is aborted or delayed, such costs are expensed. The deferred registration / offering costs are reflected in Other Assets in the accompanying balance sheets.

Recent Accounting Pronouncements

(y)Recent Accounting Pronouncements: There are no recent accounting pronouncements the adoption of which would have a material effect on the Company’s consolidated financial statements in the current period or expected to have an impact on future periods.

Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and General Information [Abstract]
List of Subsidiaries

i) Vessel owning subsidiaries:

Vessel Owning Company	Company Acquisition Date	Vessel Acquisition Date	Vessel’s Name	Built	TEU4
Polyaristi Navigation Co.1	April 20, 2011	April 29, 2011	Box Voyager	2010	3,426
Efploias Shipping Co. 1	April 20, 2011	April 29, 2011	Box Trader	2010	3,426
Tacita Oceanway Carrier Co. 1	April 20, 2011	May 19, 2011	CMA CGM Kingfish	2007	5,095
Alaqua Marine Ltd. 1	May 2, 2011	May 31, 2011	CMA CGM Marlin	2007	5,095
Aral Sea Shipping S.A. 1	April 20, 2011	May 19, 2011	Maersk Diadema (formerly the MSC Siena)	2006	4,546
Amorita Development Inc.1	April 20, 2011	May 9, 2011	Maule	2010	6,589
Lawry Shipping Ltd2	June 7, 2011	August 3, 2011	MSC Emma	2004	5,060
Triton Shipping Limited3	June 11, 2012	June 25, 2012	OOCL Hong Kong	1995	5,344
Rosetta Navigation Corp. Limited3	June 11, 2012	July 5, 2012	OOCL China	1996	5,344

ii) Non-vessel owning subsidiary - dormant:

Ardal International Co.2

1 Incorporated in Liberia.

2 Incorporated in Marshall Islands.

3 Incorporated in Hong Kong.

4 TEU: A 20-foot equivalent unit, the international standard measure for containers and containership capacity.

Charterer Revenue Percentage
	% of time charter revenue
Charterer	2011	2012
Compania Sud Americana De Vapores S.A.	47%	31%
CMA CGM	26%	24%
A.P. Moller - Maersk A/S	16%	15%
Mediterranean Shipping Co. S.A.	11%	15%
Orient Overseas Container Line Limited	-	14%

Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Transactions with Related Parties [Abstract]
Schedule Of Related Party Transactions
	2011	2012
A(i) - Charter hire commissions	$493,232	$866,568
A(iii) - Management fees	$1,350,685	$2,370,144
A(v) – Superintendent fees (included in Vessels operating expenses – related party)	$127,822	$324,052
A(v) – Superintendent fees (included in Dry-docking expenses – related party)	$-	$75,493
B – Administrative fees (included in General and administrative expenses – related party)	$22,806	$35,034
C – Executive services fees (included in General and administrative expenses – related party)	$1,415,430	$2,592,660
D – Financial, accounting and financial reporting services fee (included in General and administrative expenses – related party)	$-	$199,594

Vessels, Net and Other Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Vessels, Net And Other Fixed Assets, Net [Abstract]
Vessels, Net
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2011	$-	$-	$-
Vessel acquisitions	374,726,346	-	374,726,346
Depreciation	-	(8,032,751)	(8,032,751)
Balance, December 31, 2011	$374,726,346	$(8,032,751)	$366,693,595
Vessel acquisitions	49,379,525	-	49,379,525
Depreciation	-	(14,967,048)	(14,967,048)
Balance, December 31, 2012	$424,105,871	$22,999,799	$401,106,072

Above / Below Market Acquired Time Charters / Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Above / Below Market Acquired Time Charters / Other Intangible Assets [Abstract]
Above / Below Market Acquired Time Charters - Future Amortization
For the year:	Above Market Acquired Time Charters	Below Market Acquired Time Charters
2013	$6,634,237	$1,367,523
2014	5,278,905	453,248
2015	2,886,081	-
2016	446,401	-
Total	$15,245,624	$1,820,771

Other Intangible Assets - Future Amortization
For the year:	Other Intangible Assets
2013	$1,056,338
2014	1,056,338
2015	520,588
Total	$2,633,264

Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses [Abstract]
Accrued Expenses Schedule
	December 31,
	2011	2012
Accrued loan and swap interest	$823,050	$1,206,238
Accrued vessel voyage and operating expenses	348,481	486,503
Accrued professional fees	342,213	180,120
Other sundry liabilities and accruals	39,627	40,475
Total	$1,553,371	$1,913,336

Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt [Abstract]
Secured and Unsecured portion of Debt
	December 31,
	2011	2012
Secured bank debt:
(a)ABN AMRO Bank	$96,150,000	$88,450,000
(b)Unicredit Bank	28,500,000	25,500,000
(c)Credit Suisse	42,100,000	38,300,000
(d)Commerzbank	29,450,000	26,250,000
(e)ABN AMRO Bank	-	23,750,000
Unsecured debt:
(f)Paragon Shipping Inc., a related party	15,000,000	14,000,000
Total	$211,200,000	$216,250,000

Current and Non-current portion of Debt
Presented as follows:
Current portion of long-term debt	$17,700,000	$22,700,000
Loan due to a related party	-	14,000,000
Long-term debt	193,500,000	179,550,000
Total	$211,200,000	$216,250,000

Minimum annual principal payments
During the year ending December 31,:
2013	$36,700,000
2014	22,700,000
2015	31,450,000
2016	17,700,000
2017	97,450,000
Thereafter	10,250,000
Total	$216,250,000

Interest Rate Swaps (Tables)	12 Months Ended
Dec. 31, 2012
Interest Rate Swaps [Abstract]
Cash flow hedging instruments
	Counterparty	Trade Date	Effective Date	Termination Date	Notional Amount December 31, 2012	Fixed Rate	Floating Rate
1.	Unicredit Bank	March 20, 2012	May 18, 2012	May 18, 2017	$5,100,000	1.48%	3-month USD LIBOR
2.	Credit Suisse AG	April 19, 2012	May 30, 2012	May 30, 2017	$4,787,500	1.20%	3-month USD LIBOR
3.	Credit Suisse AG	June 1, 2012	May 30, 2012	May 30, 2017	$4,787,500	1.0375%	3-month USD LIBOR
4.	Credit Suisse AG	July 4, 2012	August 30, 2012	May 30, 2017	$4,902,400	0.995%	3-month USD LIBOR
5.	Unicredit Bank	July 5, 2012	August 17, 2012	May 18, 2017	$7,650,000	0.98%	3-month USD LIBOR
6.	Credit Suisse AG	July 10, 2012	August 30, 2012	May 30, 2017	$4,902,400	0.935%	3-month USD LIBOR
7.	ABN AMRO	August 8, 2012	October 2, 2012	July 2, 2015	$23,750,000	0.595%	3-month USD LIBOR
8.	ABN AMRO	September 28, 2012	November 6, 2012	May 6, 2017	$11,498,500	0.74%	3-month USD LIBOR
9.	HSH Nordbank	September 28, 2012	November 6, 2012	May 6, 2017	$11,498,500	0.76%	3-month USD LIBOR
					$78,876,800

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments [Abstract]
Balance Sheet Location
Derivative Instruments designated as hedging instruments
		December 31,
		2011	2012
	Balance Sheet Location	Fair Value	Fair Value
Interest rate swaps	Current liabilities – Interest rate swaps	$-	$397,964
Interest rate swaps	Long-Term liabilities – Interest rate swaps	-	253,932
Total derivatives		$-	$651,896

Location of Gain/(Loss) Recognized
Derivative Instruments designated as hedging instruments
		Year Ended December 31,
	Location of Gain/(Loss) Recognized	2011 Gain/(Loss)	2012 Gain/(Loss)
Interest rate swaps – Fair value	Other comprehensive loss	$-	$(651,896)
Total loss on derivatives		$-	$(651,896)

Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share Based Compensation [Abstract]
Grants in period - Fair value
	Grant date	Final vesting date	Total shares granted	Grant Date Fair Value
A.	April 19, 2011	April 19, 2014	100,000	$11.050
B.	July 14, 2011	April 19, 2014	8,000	$10.735
C.	December 5, 2011	December 31, 2014	209,000	$10.230
D.	January 2, 2012	December 31, 2014	8,000	$8.660
E.	February 3, 2012	December 31, 2014	1,000	$8.275
F.	November 14, 2012	December 31, 2014	315,000	$5.345

Activity for non-vested share awards
	Number of shares	Weighted Average Grant Date Fair Value
Non-vested, December 31, 2011	317,000	$10.515
Granted	324,000	$5.489
Vested	(108,667)	$10.47
Non-vested, December 31, 2012	532,333	$8.430

Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Vessel Operating Expenses [Abstract]
Vessel Operating Expenses
	May 19, 2010 to December 31, 2010	2011	2012
Crew wages and related costs	$-	$3,790,479	$7,238,368
Insurance	-	980,105	1,790,754
Repairs and maintenance	-	560,070	729,419
Spares and consumable stores	-	2,646,333	5,987,478
Miscellaneous expenses	-	440,460	541,013
Total	$-	$8,417,447	$16,287,032

General and Administrative (Tables)	12 Months Ended
Dec. 31, 2012
General and Administrative Expenses [Abstract]
General And Administrative Expenses
	May 19, 2010 to December 31, 2010	2011	2012
Share based compensation	$-	$322,103	$1,225,276
Executive services	-	1,415,430	2,592,660
Non-executive directors’ remuneration	-	85,714	154,836
Office rent	-	5,114	12,577
Fares and traveling expenses	-	48,170	119,113
Personnel and other expenses	-	24,547	64,277
Professional services	-	357,202	1,066,699
Directors and officers insurance	-	64,099	104,241
Stock market annual fees	-	102,392	176,363
Other expenses	2,051	75,698	404,794
Total general and administrative expenses	$2,051	$2,500,469	$5,920,836

Earnings (Loss) Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2012
Earnings (Loss) Per Share (EPS) [Abstract]
Basic EPS - Common Shares
Numerator	May 19, 2010 to December 31, 2010	2011	2012
Net (loss) / income available to common shares	$(3,822)	$12,953,386	$13,176,164
Less: Series B-1 Preferred Shares dividends	-	-	(1,238,516)
Less: Redemption of preferred shares	-	-	(1,762,511)
Less: Income attributable to non-vested share awards	-	(103,947)	(189,769)
Net (loss) / income available to common shareholders	$(3,822)	$12,849,439	$9,985,368

Denominator
Weighted average number of capital stock / common shares outstanding, basic	100	15,433,519	17,980,980

Net (loss) / income per capital stock / common share, basic	$(38.22)	$0.83	$0.56

Diluted EPS - Common Shares
Numerator	May 19, 2010 to December 31, 2010	2011	2012
Net (loss) / income available to common shares	$(3,822)	$12,953,386	$13,176,164
Less: Series B-1 Preferred Shares dividends	-	-	(1,238,516)
Less: Redemption of preferred shares	-	-	(1,762,511)
Plus: Dividends on Series B-1 Preferred Shares, if converted to common shares	-	-	864,133
Less: Income attributable to non-vested share awards	-	(103,947)	-
Net (loss) / income available to common shareholders	$(3,822)	$12,849,439	$11,039,270

Denominator
Weighted average number of capital stock / common shares outstanding, basic	100	15,433,519	17,980,980
Effect of Series B-1 Preferred Shares, if converted to common shares	-	-	2,415,653
Weighted average number of capital stock / common shares outstanding, diluted	100	15,433,519	20,396,633

Net (loss) / income per capital stock / common share, diluted	$(38.22)	$0.83	$0.54

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Minimum Future Charter Revenues
For the year:	Amount
2013	$69,408,293
2014	40,476,780
2015	20,848,780
2016	3,705,000
2017	-
Total	$134,438,853

Basis Of Presentation And General Information - Subsidiaries (Table) (Details)	12 Months Ended
Dec. 31, 2012
Box Voyager
Property Plant And Equipment [Line Items]
TEU	3,426
Vessel Year Built	2010
Vessel Acquisition Date	April 29, 2011
Box Trader
Property Plant And Equipment [Line Items]
TEU	3,426
Vessel Year Built	2010
Vessel Acquisition Date	April 29, 2011
CMA CGM Kingfish
Property Plant And Equipment [Line Items]
TEU	5,095
Vessel Year Built	2007
Vessel Acquisition Date	May 19, 2011
CMA CGM Marlin
Property Plant And Equipment [Line Items]
TEU	5,095
Vessel Year Built	2007
Vessel Acquisition Date	May 31, 2011
Maersk Diadema (formely the MSC Siena)
Property Plant And Equipment [Line Items]
TEU	4,546
Vessel Year Built	2006
Vessel Acquisition Date	May 19, 2011
Maule
Property Plant And Equipment [Line Items]
TEU	6,589
Vessel Year Built	2010
Vessel Acquisition Date	May 9, 2011
MSC Emma
Property Plant And Equipment [Line Items]
TEU	5,060
Vessel Year Built	2004
Vessel Acquisition Date	August 3, 2011
OOCL Hong Kong
Property Plant And Equipment [Line Items]
TEU	5,344
Vessel Year Built	1995
Vessel Acquisition Date	June 25, 2012
OOCL China
Property Plant And Equipment [Line Items]
TEU	5,344
Vessel Year Built	1996
Vessel Acquisition Date	July 5, 2012

Basis Of Presentation And General Information - Major Charterers (Table) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Compania Sud Americana De Vapores S.A.
Entity Wide Revenue Major Customer [Line Items]
Percentage of time charter revenue	31.00%	47.00%
CMA CGM
Entity Wide Revenue Major Customer [Line Items]
Percentage of time charter revenue	24.00%	26.00%
A.P. Moller - Maersk A/S
Entity Wide Revenue Major Customer [Line Items]
Percentage of time charter revenue	15.00%	16.00%
Mediterranean Shipping CO. S.A.
Entity Wide Revenue Major Customer [Line Items]
Percentage of time charter revenue	15.00%	11.00%
Orient Overseas Container Line Limited
Entity Wide Revenue Major Customer [Line Items]
Percentage of time charter revenue	14.00%	0.00%

Basis of Presentation and General Information (Details) (USD $)	3 Months Ended	6 Months Ended								12 Months Ended
	Apr. 19, 2011	Jul. 18, 2012	Dec. 31, 2012	Dec. 31, 2011	Apr. 11, 2011	Dec. 31, 2012 Chief Executive Officer	Dec. 31, 2012 Paragon Shipping Inc	Dec. 31, 2011 Paragon Shipping Inc	Dec. 31, 2010 Paragon Shipping Inc	Dec. 31, 2011 Capital Stock
Ownership percentage by CEO						11.40%
Ownership percentage by Paragon Shipping							16.40%	21.10%	100.00%
Common stock par value	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Common stock offering price	$ 12	$ 7
Capital stock shares surrendered after IPO										100
Issuance of common shares	11,000,000	4,285,715

Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Abstract]
Provision for doubtful accounts	$ 0	$ 0	$ 0
Vessels' salvage value per lightweight ton	$150
Vessels' useful life	30 years

Transactions with Related Parties (Table) (Details) (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
A(i) - Charter hire commissions	$ 0	$ 866,568	$ 493,232
Allseas Marine S.A.
Related Party Transaction [Line Items]
A(i) - Charter hire commissions		866,568	493,232
A(iii) - Management fees		2,370,144	1,350,685
A(v) - Superintendent fees (included in Vessels operating expenses - related party)		324,052	127,822
A(v) - Superintendent fees (included in Dry-docking expenses - related party)		75,493	0
B- Administrative fees (included in General and administrative expenses - related party)		35,034	22,806
C - Executive services fees (included in General and administrative expenses - related party)		2,592,660	1,415,430
D - Financial accounting and financial reporting services fee (included in General and administrative expenses - related party)		$ 199,594	$ 0

Transactions with Related Parties - Paragon & Granitis (Details)	7 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Paragon Shipping Inc USD ($)	Dec. 31, 2011 Paragon Shipping Inc USD ($)	Dec. 31, 2010 Paragon Shipping Inc	May 31, 2013 Granitis Glyfada Real Estate Ltd. - Leasing USD ($)	May 31, 2013 Granitis Glyfada Real Estate Ltd. - Leasing EUR (€)	Dec. 31, 2012 Granitis Glyfada Real Estate Ltd. - Leasing USD ($)	May 31, 2012 Granitis Glyfada Real Estate Ltd. - Leasing USD ($)	May 31, 2012 Granitis Glyfada Real Estate Ltd. - Leasing EUR (€)	Dec. 31, 2011 Granitis Glyfada Real Estate Ltd. - Leasing USD ($)
Related Party Transaction [Line Items]
Ownership percentage by Paragon Shipping				16.40%	21.10%	100.00%
Due to related parties		$ 35,834	$ 928,662	$ 0	$ 924,058
Interest expense - related party				675,856	508,019
Monthly rental							1,319	1,000		660	500
Rental fee additional tax							3.60%	3.60%		3.60%	3.60%
Future rent commitment									6,834
Office rent	$ 0	$ 12,577	$ 5,114						$ 12,577			$ 5,114

Transactions with Related Parties - Allseas (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	May 31, 2013 Allseas Marine - Management Agreements USD ($)	May 31, 2013 Allseas Marine - Management Agreements EUR (€)	Dec. 31, 2012 Allseas Marine - Management Agreements USD ($)	Dec. 31, 2012 Allseas Marine - Management Agreements EUR (€)	May 31, 2012 Allseas Marine - Management Agreements USD ($)	May 31, 2012 Allseas Marine - Management Agreements EUR (€)	Dec. 31, 2011 Allseas Marine - Management Agreements USD ($)	Dec. 31, 2012 Allseas Marine - Administrative Services Agreement USD ($)	Dec. 31, 2011 Allseas Marine - Administrative Services Agreement USD ($)	Dec. 31, 2012 Allseas Marine - Executive Services Agreement USD ($)	Dec. 31, 2011 Allseas Marine - Executive Services Agreement USD ($)	Dec. 31, 2012 Allseas Marine - Accounting Agreement USD ($)	Dec. 31, 2012 Allseas Marine - Accounting Agreement EUR (€)	Dec. 31, 2012 Allseas Marine S.A. USD ($)	Dec. 31, 2011 Allseas Marine S.A. USD ($)	Dec. 31, 2012 Allseas Marine S.A. EUR (€)
Related Party Transaction [Line Items]
Charter Hire Commission payable to the Management company					1.25%	1.25%
Commission rate payable to the management company for the purchase and sale of vessels					1.00%	1.00%
Daily management fee			$ 838	€ 634.88			$ 818	€ 620
Vessel pre-delivery services lump-sum fee					15,000
Superintendents Management fee payable					660	500
Due from related parties	3,987,430	1,855,151			3,952,972				1,820,693	(9,251)	(7,733)	(150,000)	(150,000)	(150,517)
Annual executive services fee payable												1,800,000
Incentive compensation for executive services												792,660	130,430
Annual fee payable for financial accounting services														329,850	250,000
Annual fee per vessel payable for Financial reporting services														30,000
Compensation for involuntary termination of contract																3,958,200		3,000,000
Capitalized expenses																$ 670,988	$ 1,983,750

Transactions with Related Parties - Crewcare & Proplous (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Due to related parties	$ 35,834	$ 928,662
Due from related parties	3,987,430	1,855,151
Crewcare Inc.
Related Party Transaction [Line Items]
Monthly manning service fee per seaman	95
One-off recruitment fees per seaman	120
In-house training fee per seaman	30
Extra in-house training fee per seaman	50
Due to related parties	35,834	4,604
Manning agency fees	188,527	118,922
Proplous Navigation S.A.
Related Party Transaction [Line Items]
Due from related parties	$ 34,458	$ 34,458

Vessels, Net and Other Fixed Assets, Net (Table) (Details) (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Line Items]
Balance, beginning of period		$ 366,693,595
Depreciation	0	(15,027,280)	(8,050,079)
Balance, end of period		401,106,072	366,693,595
Vessel Cost
Property Plant And Equipment [Line Items]
Balance, beginning of period		374,726,346	0
Vessel acquisitions		49,379,525	374,726,346
Depreciation		0	0
Balance, end of period		424,105,871	374,726,346
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance, beginning of period		(8,032,751)	0
Vessel acquisitions		0	0
Depreciation		(14,967,048)	(8,032,751)
Balance, end of period		(22,999,799)	(8,032,751)
Net Book Value
Property Plant And Equipment [Line Items]
Balance, beginning of period		366,693,595	0
Vessel acquisitions		49,379,525	374,726,346
Depreciation		(14,967,048)	(8,032,751)
Balance, end of period		$ 401,106,072	$ 366,693,595

Vessels, Net and Other Fixed Assets, Net (Details) (USD $)	7 Months Ended	12 Months Ended		2 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended		36 Months Ended	12 Months Ended	36 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011 Box Voyager, Box Trader and CMA CGM Kingfish	May 31, 2011 CMA CGM Marlin	Dec. 31, 2012 CMA CGM Marlin	May 31, 2011 Maule and Maersk Diadema	Jun. 30, 2011 MSC Emma	Dec. 31, 2012 MSC Emma	Dec. 31, 2012 OOCL Hong Kong	Jun. 25, 2015 OOCL Hong Kong	Dec. 31, 2012 OOCL China	Jul. 05, 2015 OOCL China	Jun. 30, 2012 OOCL Hong Kong and OOCL China	Dec. 31, 2012 Other fixed assets	Dec. 31, 2011 Other fixed assets
Property Plant And Equipment [Line Items]
Acquisition of vessels				$ 105,000,000	$ 29,500,000		$ 138,875,000	$ 55,000,000						$ 62,310,000
Shares exchanged for vessel purchase				3,437,500	1,562,500
TEU						5,095			5,060	5,344		5,344
Vessel year built						2007			2004	1995		1996
Gross daily charter rate											26,800		26,800
Vessels purchase price		49,261,117
Intangible assets purchase price		13,048,883
Other fixed assets, gross															299,922	293,080
Useful life		30 years													5 years
Depreciation	$ 0	$ 15,027,280	$ 8,050,079												$ 60,232	$ 17,328

Above / Below Market Acquired Time Charters / Other Intangible Assets - Future Amortization of Above / Below Market Acquired Time Charters (Table) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
For the year:
Total	$ 1,820,771	$ 3,192,041
Above Market Acquired Time Charters
For the year:
2013	6,634,237
2014	5,278,905
2015	2,886,081
2016	446,401
Total	15,245,624
Below Market Acquired Time Charters
For the year:
2013	1,367,523
2014	453,248
2015	0
2016	0
Total	$ 1,820,771

Above / Below Market Acquired TimeCharters / Other Intangible Assets - Future Amortization of Other Intangible Assets (Table) (Details) (Other Intangible Assets, USD $)	Dec. 31, 2012
Other Intangible Assets
For the year:
2013	$ 1,056,338
2014	1,056,338
2015	520,588
Total	$ 2,633,264

Above / Below Market Acquired Time Charters / Other Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Line Items]
Fair value of above market acquired time charter at acquisition	$ 22,149,258
Fair value of below market acquired time charter at acquisition	4,020,335
Amortization of above market acquired time charters	5,020,381	1,883,253
Amortization of below market acquired time charters	1,371,270	828,294
OOCL Hong Kong and OOCL China
Property Plant And Equipment [Line Items]
Amortization of other intangible assets	535,750	0
Other intangible assets relating to attached manning agreements	$ 3,169,014
Other intangible assets amortization period	3 years

Accrued Expenses (Table) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses [Abstract]
Accrued loan and swap interest	$ 1,206,238	$ 823,050
Accrued vessel voyage and operating expenses	486,503	348,481
Accrued professional fees	180,120	342,213
Other sundry liabilities and accruals	40,475	39,627
Total	$ 1,913,336	$ 1,553,371

Long-term Debt - Secured and Unsecured (Table) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Loans Payable	$ 216,250,000	$ 211,200,000
(a) ABN AMRO Bank - Secured bank debt
Debt Instrument [Line Items]
Loans Payable	88,450,000	96,150,000
(b) Unicredit Bank - Secured bank debt
Debt Instrument [Line Items]
Loans Payable	25,500,000	28,500,000
(c) Credit Suisse - Secured bank debt
Debt Instrument [Line Items]
Loans Payable	38,300,000	42,100,000
(d) Commerzbank - Secured bank debt
Debt Instrument [Line Items]
Loans Payable	26,250,000	29,450,000
(e) ABN AMRO Bank - Secured bank debt
Debt Instrument [Line Items]
Loans Payable	23,750,000	0
(f) Paragon Shipping Inc., a related party - Unsecured debt
Debt Instrument [Line Items]
Loans Payable	$ 14,000,000	$ 15,000,000

Long-term Debt - Current and Non-current (Table) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt [Abstract]
Current portion of long-term debt	$ 22,700,000	$ 17,700,000
Loan due to a related party	14,000,000	0
Long-term debt	179,550,000	193,500,000
Total	$ 216,250,000	$ 211,200,000

Long Term Debt - Minimum Annual Principal Payments(Table) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt [Abstract]
2013	$ 36,700,000
2014	22,700,000
2015	31,450,000
2016	17,700,000
2017	97,450,000
Thereafter	10,250,000
Total	$ 216,250,000	$ 211,200,000

Long-term Debt (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 ABN AMRO Bank	Dec. 31, 2012 Unicredit Bank	Dec. 31, 2012 Credit Suisse	Dec. 31, 2012 Credit Suisse	Dec. 31, 2012 Commerzbank	Dec. 31, 2012 ABN AMRO Bank	Feb. 28, 2013 Paragon Shipping Inc	Nov. 30, 2012 Paragon Shipping Inc	Aug. 31, 2011 Paragon Shipping Inc	Dec. 31, 2012 Paragon Shipping Inc	Dec. 31, 2012 Spread 2 Unicredit Bank	Dec. 31, 2012 Spread 2 Commerzbank	Dec. 31, 2012 Spread 3 Unicredit Bank
Debt Instrument [Line Items]
Loan amount			$ 100,000,000	$ 30,000,000	$ 22,000,000	$ 22,000,000	$ 30,250,000	$ 25,000,000				$ 30,000,000
Loan reference interest rate			LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR				LIBOR
Loan interest rate margin			3.00%	2.80%	3.00%	3.00%	2.35%	3.75%				4.00%	4.50%	2.65%	3.00%
Loan prepayment to affilate									$ 1,000,000	$ 1,000,000	$ 15,000,000
Weighted average interest rate	3.47%	3.28%

Long-term Debt - Terms, Covenants and Amendments (Details)	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
Collateral	All secured loans are secured by first priority mortgages on the vessels discussed above and first assignments of all freights, earnings and insurances.
Covenants

Debt Covenants: The secured loan agreements contain the following financial covenants, calculated on a consolidated basis, determined according to the provisions of each individual loan agreement with the relevant bank:

• The ratio of EBITDA to Net Interest Expense shall not be less than 2.5:1;
• The ratio of Total Debt to EBITDA shall not exceed 5:1;
• The ratio of Total Debt or Total Liabilities to Market Value Adjusted Total Assets shall be less than 0.65:1;
• The Market Value Adjusted Net Worth, or Net Worth, depending on the relevant bank, shall not be less than $150,000,000, with the exception of Commerzbank, as discussed above;
• Liquid Assets shall exceed the higher of $750,000 per Fleet vessel or $10,000,000

The loan agreements also contain covenants that require the Company to maintain adequate insurance coverage and to obtain the lender’s prior consent before changes are made to the flag, class or management of the vessels, or enter into a new line of business. The loan agreements also require that Mr. Michael Bodouroglou, the Company's Chairman, President and Chief Executive Officer maintain an aggregate minimum ownership, directly or indirectly, of 10% of the outstanding shares of the common stock of the Company. The loans include customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, representation and warranty, a cross default to other indebtedness and non-compliance with security documents, and prohibit the Company from paying dividends if the Company is in default on its loans and if, after giving effect to the payment of the dividend, the Company is in breach of a covenant. In addition, all secured loan agreements contain minimum asset cover ratios ranging between 120% and 140%; according to the provisions of each individual loan agreement with the relevant bank.

As of December 31, 2012, the Company was in compliance with all of its debt covenants.

ABN AMRO Bank
Debt Instrument [Line Items]
Loan repayment	The loan is payable in twenty four consecutive quarterly installments of $1,925,000, commencing in August 2011, plus a balloon payment of $53,800,000 payable together with the last installment.
Amendments

On August 9, 2012, the Company entered into an amending and restating agreement to reflect the transfer of rights and interest by ABN AMRO in respect of 33.33% to HSH Nordbank AG and 32% to ITF International Transport Finance Suisse AG.

Unicredit Bank
Debt Instrument [Line Items]
Loan repayment	The loan is payable in twenty four consecutive quarterly installments of $750,000, commencing in August 2011, plus a balloon payment of $12,000,000 payable together with the last installment.
Credit Suisse
Debt Instrument [Line Items]
Loan repayment	The loan is payable in twenty four consecutive quarterly installments of $475,000, commencing in August 2011, plus a balloon payment of $10,600,000 payable together with the last installment.
Credit Suisse
Debt Instrument [Line Items]
Loan repayment	The loan is payable in twenty four consecutive quarterly installments of $475,000, commencing in August 2011, plus a balloon payment of $10,600,000 payable together with the last installment.
Commerzbank
Debt Instrument [Line Items]
Loan repayment	The loan is payable in twenty eight consecutive quarterly installments of $800,000, commencing in November 2011, plus a balloon payment of $7,850,000 payable together with the last installment.
Amendments

On March 14, 2012, the loan agreement was amended, requiring that the Net Worth, discussed below, be above $125,000,000 in the first quarter of 2012, above $130,000,000 in the second through fourth quarters of 2012 and be restored to at least $150,000,000 with effect from January 1, 2013.

ABN AMRO Bank
Debt Instrument [Line Items]
Loan repayment	The loan is payable in twelve consecutive quarterly installments of $1,250,000, commencing in October 2012, plus a balloon payment of $10,000,000 payable together with the last installment.
Paragon Shipping Inc
Debt Instrument [Line Items]
Loan repayment	The loan is payable in one installment on the second anniversary of the Company’s IPO. The loan may be prepaid in whole or in part at any time during the life of the facility.

Interest Rate Swaps (Table) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Derivative [Line Items]
Notional Amount	$ 78,876,800
Unicredit Bank
Derivative [Line Items]
Trade Date	Mar 20, 2012
Effective Date	May 18, 2012
Termination Date	May 18, 2017
Notional Amount	5,100,000
Fixed Rate	1.48%
Floating Rate	3-month USD LIBOR
Credit Suisse AG
Derivative [Line Items]
Trade Date	Apr 19, 2012
Effective Date	May 30, 2012
Termination Date	May 30, 2017
Notional Amount	4,787,500
Fixed Rate	1.20%
Floating Rate	3-month USD LIBOR
Credit Suisse AG
Derivative [Line Items]
Trade Date	Jun 1, 2012
Effective Date	May 30, 2012
Termination Date	May 30, 2017
Notional Amount	4,787,500
Fixed Rate	1.04%
Floating Rate	3-month USD LIBOR
Credit Suisse AG
Derivative [Line Items]
Trade Date	Jul 4, 2012
Effective Date	Aug 30, 2012
Termination Date	May 30, 2017
Notional Amount	4,902,400
Fixed Rate	1.00%
Floating Rate	3-month USD LIBOR
Unicredit Bank
Derivative [Line Items]
Trade Date	Jul 5, 2012
Effective Date	Aug 17, 2012
Termination Date	May 18, 2017
Notional Amount	7,650,000
Fixed Rate	0.98%
Floating Rate	3-month USD LIBOR
Credit Suisse AG
Derivative [Line Items]
Trade Date	Jul 10, 2012
Effective Date	Aug 30, 2012
Termination Date	May 30, 2017
Notional Amount	4,902,400
Fixed Rate	0.94%
Floating Rate	3-month USD LIBOR
ABN AMRO Bank
Derivative [Line Items]
Trade Date	Aug 8, 2012
Effective Date	Oct 2, 2012
Termination Date	Jul 2, 2015
Notional Amount	23,750,000
Fixed Rate	0.60%
Floating Rate	3-month USD LIBOR
ABN AMRO Bank
Derivative [Line Items]
Trade Date	Sep 28, 2012
Effective Date	Nov 6, 2012
Termination Date	May 6, 2017
Notional Amount	11,498,500
Fixed Rate	0.74%
Floating Rate	3-month USD LIBOR
HSH Nordbank
Derivative [Line Items]
Trade Date	Sep 28, 2012
Effective Date	Nov 6, 2012
Termination Date	May 6, 2017
Notional Amount	$ 11,498,500
Fixed Rate	0.76%
Floating Rate	3-month USD LIBOR

Financial Instruments - Balance Sheet Location (Table) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments designated as hedging instruments
Total derivatives	$ 651,896	$ 0
Current liabilities - Interest rate swaps
Derivative Instruments designated as hedging instruments
Interest rate swaps	397,964	0
Long-Term Liabilities - Interest rate swaps
Derivative Instruments designated as hedging instruments
Interest rate swaps	$ 253,932	$ 0

Financial Instruments - Location of Gain/(Loss) Recognized (Table) (Details) (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments designated as hedging instruments
Total loss on derivatives	$ 0	$ (651,896)	$ 0
Other comprehensive loss
Derivative Instruments designated as hedging instruments
Interest rate swaps - Fair value		$ (651,896)	$ 0

Capital Structure - Common Stock (Details) (USD $)	3 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended				2 Months Ended	12 Months Ended
	Apr. 19, 2011	Jul. 18, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Apr. 11, 2011	May 19, 2010	May 31, 2011 Box Voyager, Box Trader CMA CGM Kingfish and CGM Marlin	Dec. 31, 2011 Capital Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock
Class Of Stock [Line Items]
Capital stock shares authorized						500,000,000	100
Common stock shares authorized				475,000,000	475,000,000	475,000,000
Common stock shares issued				20,926,715	16,317,000
Common stock par value	$ 0.01			$ 0.01	$ 0.01	$ 0.01
Issuance of common shares	11,000,000	4,285,715								4,285,715	16,000,000
Common stock offering price	$ 12	$ 7
Stock issued gross proceeds	$ 132,000,000
Proceeds from initial public offering	122,714,865
Shares exchanged for vessel purchase								5,000,000
Capital stock shares surrendered after IPO									100
Shares issued under the Equity Incentive Plan										324,000	317,000
Common stock shares outstanding				20,926,715	16,317,000
Proceeds from the issuance of common shares		$ 28,539,005	$ 0	$ 28,539,005	$ 123,182,340

Capital Structure - Preferred Stock and Warrants (Details) (USD $)	1 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended					37 Months Ended			0 Months Ended	12 Months Ended
	Jul. 18, 2012	Jun. 12, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Apr. 11, 2011	May 19, 2010	Apr. 11, 2011 Series A Participating Preferred Stock	Jul. 01, 2015 Series B Preferred Stock	Jun. 12, 2012 Series B Preferred Stock	Apr. 11, 2011 Series B Preferred Stock	Jan. 02, 2013 Series B-1 Preferred Shares	Dec. 31, 2012 Series B-1 Preferred Shares	Apr. 11, 2011 Series B-1 Preferred Shares
Class Of Stock [Line Items]
Preferred stock shares authorized				25,000,000	25,000,000	25,000,000		1,000,000			2,500,000			2,500,000
Preferred stock par value				$ 0.01	$ 0.01	$ 0.01
Units sold in private placement		1,333,333
Warrant exercise price		$ 7.74
Unit price		$ 28.875
Gross proceeds from issuance of units		$ 38,499,990
Dividend rate									9.75%
Dividend rate maximum									25.00%
Stated liquidation preference										$ 30
Redemption of preferred stock, shares	692,641
Dividends paid on preferred shares			0	770,010	0							468,506	770,010
Dividends on preferred shares payable			$ 0	$ 468,506	$ 0		$ 0						$ 468,506
Warrant fair value		$ 1.3413
Fair value assumptions - Stock price		$ 7.62
Fair value assumptions - Exercise price		$ 7.74
Fair value assumptions - Volatility		40.58%
Fair value assumptions - Quarterly dividend		$ 0.22

Capital Structure - Conversion (Details)	12 Months Ended
Dec. 31, 2012
Preferred Class B [Member]
Class Of Stock [Line Items]
Redemption terms	The Series B Preferred Shares are not convertible into common shares and are subject to redemption at the Company’s option in whole or in part at a redemption price of 100% of the liquidation preference of $30.00 per share at any time on or prior to September 1, 2012, 102.25% of the liquidation preference at any time up to September 1, 2013, 103.75% of the liquidation preference at any time prior to September 1, 2014 and 105% of the liquidation preference thereafter. The Series B Preferred Shares are also subject to mandatory redemption in the event of a change in control.
Conversion terms	On July 1, 2015, any holders of Series B Preferred Shares will, for no additional consideration, receive, on a pro rata basis, common shares representing an aggregate of 5% of the Company’s then outstanding common shares, on a fully diluted basis.
Preferred Class B 1 [Member]
Class Of Stock [Line Items]
Conversion terms	The number of common shares into which each Series B-1 Preferred Share may be converted will be the number of common shares having an aggregate Adjusted Market Price (as defined below) equal to the $30.00 liquidation preference of the Series B-1 Preferred Shares, plus any applicable redemption premium. The Adjusted Market Price of the common shares will be equal to the closing price of the common shares on the New York Stock Exchange, or such other national securities exchange on which the Company’s common shares are then traded, on the record date of the conversion, less 10%.

Share Based Compensation - Information per Grant Date (Table) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total shares granted	324,000
Grant date fair value	$ 5.489
April 19, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Apr 19, 2014
Total shares granted	100,000
Grant date fair value	$ 11.05
July 14, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Apr 19, 2014
Total shares granted	8,000
Grant date fair value	$ 10.735
December 5, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec 31, 2014
Total shares granted	209,000
Grant date fair value	$ 10.23
January 2, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec 31, 2014
Total shares granted	8,000
Grant date fair value	$ 8.66
February 3, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec 31, 2014
Total shares granted	1,000
Grant date fair value	$ 8.275
November 14, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec 31, 2014
Total shares granted	315,000
Grant date fair value	$ 5.345

Share Based Compensation - Non Vested Share Awards (Table) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Number Of Shares
Non-vested, December 31, 2011	317,000
Granted	324,000
Vested	(108,667)
Non-vested, December 31, 2012	532,333
Weighted Average Grant Date Fair Value
Non-vested, December 31, 2011	$ 10.515
Granted	$ 5.489
Vested	$ 10.47
Non-vested, December 31, 2012	$ 8.43

Share Based Compensation - Additional Information (Details) (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2013
Share Based Compensation [Abstract]
Number of shares reserved for issuance under the plan				2,000,000
Unrecognized compensation cost		$ 3,542,801
Expected period of recognition for unrecognized compensation cost		1 year 10 months 28 days
Share-based compensation	$ 0	$ 1,225,276	$ 322,103

Vessel Operating Expenses (Table) (Details) (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Operating Costs And Expenses [Abstract]
Crew wages and related costs	$ 0	$ 7,238,368	$ 3,790,479
Insurance	0	1,790,754	980,105
Repairs and maintenance	0	729,419	560,070
Spares and consumable stores	0	5,987,478	2,646,333
Miscellaneous expenses	0	541,013	440,460
Total	$ 0	$ 16,287,032	$ 8,417,447

General And Administrative Expenses (Table) (Details) (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
General and Administrative Expenses [Abstract]
Share based compensation	$ 0	$ 1,225,276	$ 322,103
Executive services	0	2,592,660	1,415,430
Non-executive directors' remuneration	0	154,836	85,714
Office rent	0	12,577	5,114
Fares and traveling expenses	0	119,113	48,170
Personnel and other expenses	0	64,277	24,547
Professional services	0	1,066,699	357,202
Directors and officers insurance	0	104,241	64,099
Stock market annual fees	0	176,363	102,392
Other expenses	2,051	404,794	75,698
Total general and administrative expenses	$ 2,051	$ 5,920,836	$ 2,500,469

Earnings (Loss) Per Share (EPS) - Basic EPS Common Shares (Table) (Details) (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Earnings (Loss) Per Share (EPS) [Abstract]
Net (loss) / income available to common shares	$ (3,822)	$ 13,176,164	$ 12,953,386
Less: Series B-1 Preferred Shares dividends		(1,238,516)
Less: Redemption of preferred shares		(1,762,511)
Less: Income attributable to non-vested share awards		(189,769)	(103,947)
Net (loss) / income attributable to common shareholders	$ (3,822)	$ 9,985,368	$ 12,849,439
Denominator
Weighted average number of capital stock / common shares outstanding, basic	100	17,980,980	15,433,519
Net (loss)/ income per capital stock / common share, basic	$ (38.22)	$ 0.56	$ 0.83

Earnings (Loss) Per Share (EPS) - Diluted EPS Common Shares (Table) (Details) (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Earnings (Loss) Per Share (EPS) [Abstract]
Net (loss) / income available to common shares	$ (3,822)	$ 13,176,164	$ 12,953,386
Less: Series B-1 Preferred Shares dividends		(1,238,516)
Less: Redemption of preferred shares		(1,762,511)
Plus: Dividends on Series B-1 Preferred Shares, if converted to common shares		864,133
Less: Income attributable to non-vested share awards			(103,947)
Net (loss) / income available to common shareholders	$ (3,822)	$ 11,039,270	$ 12,849,439
Denominator
Weighted average number of capital stock / common shares outstanding, basic	100	17,980,980	15,433,519
Effect of Series B-1 Preferred Shares, if converted to common shares		2,415,653
Weighted average number of capital stock / common shares outstanding, diluted	100	20,396,633	15,433,519
Net (loss)/ income per capital stock / common share, diluted	$ (38.22)	$ 0.54	$ 0.83

Earnings (Loss) Per Share (EPS) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Non-vested share awards
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive non-vested share awards and warrants	532,333	317,000
Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive non-vested share awards and warrants	1,333,333	0

Commitments and Contingencies (Table) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Estimated off-hire days	18 days
Future minimum charter hire receipts [Abstract]
2013	$ 69,408,293
2014	40,476,780
2015	20,848,780
2016	3,705,000
2017	0
Total	$ 134,438,853

Subsequent Events (Details) (USD $)	3 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Quarterly dividends per common share declared	$ 0.22